WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX FUND	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.4% (a)
Communication Services - 7.4%
Activision Blizzard, Inc.	3,874	$331,576
Alphabet, Inc. - Class A (b)	30,945	3,209,925
Alphabet, Inc. - Class C (b)	26,982	2,806,128
AMC Entertainment Holdings, Inc. - Class A (b)(c)	2,885	14,454
AMC Networks, Inc. - Class A (b)	231	4,061
Anterix, Inc. (b)	141	4,659
AT&T, Inc.	36,993	712,115
Boston Omaha Corp. - Class A (b)	206	4,876
Bumble, Inc. - Class A (b)	510	9,971
Cable One, Inc.	29	20,358
Cargurus, Inc. (b)	474	8,854
Cars.com, Inc. (b)	445	8,589
Charter Communications, Inc. - Class A (b)	546	195,255
Cinemark Holdings, Inc. (b)	775	11,462
Cogent Communications Holdings, Inc.	234	14,910
Comcast Corp. - Class A	21,607	819,121
DISH Network Corp. - Class A (b)	1,469	13,706
EchoStar Corp. - Class A (b)	102	1,866
Electronic Arts, Inc.	1,316	158,512
Endeavor Group Holdings, Inc. - Class A (b)	966	23,116
Eventbrite, Inc. - Class A (b)	770	6,607
Fox Corp. - Class A	1,611	54,855
Fox Corp. - Class B	708	22,167
Frontier Communications Parent, Inc. (b)	1,155	26,299
Gogo, Inc. (b)	386	5,597
Gray Television, Inc.	252	2,197
IAC, Inc. (b)	432	22,291
iHeartMedia, Inc. - Class A (b)	926	3,611
Iridium Communications, Inc.	606	37,530
John Wiley & Sons, Inc. - Class A	200	7,754
Liberty Broadband Corp. - Class C (b)	658	53,759
Liberty Latin America Ltd. - Class C (b)	1,253	10,350
Liberty Media Corp-Liberty Braves - Class C (b)	201	6,772
Liberty Media Corp-Liberty Formula One - Class C (b)	1,063	79,544
Liberty Media Corp-Liberty SiriusXM - Class A (b)	380	10,674
Liberty Media Corp-Liberty SiriusXM - Class C (b)	1,074	30,061
Lions Gate Entertainment Corp. - Class B (b)	356	3,695
Live Nation Entertainment, Inc. (b)	687	48,090
Madison Square Garden Entertainment Corp. (b)	192	11,341
Madison Square Garden Sports Corp.	93	18,121
Magnite, Inc. (b)	700	6,482
Match Group, Inc. (b)	1,474	56,587
Meta Platforms, Inc. - Class A (b)	11,581	2,454,477
Netflix, Inc. (b)	2,278	787,003
News Corp. - Class A	1,983	34,246
News Corp. - Class B	576	10,040
Nexstar Media Group, Inc.	158	27,280
Omnicom Group, Inc.	993	93,680
Paramount Global - Class B (c)	3,100	69,161
Pinterest, Inc. - Class A (b)	3,095	84,401
PubMatic, Inc. - Class A (b)	268	3,704
QuinStreet, Inc. (b)	458	7,268
Radius Global Infrastructure, Inc. - Class A (b)	698	10,240
ROBLOX Corp. - Class A (b)	2,534	113,979
Roku, Inc. (b)	648	42,651
Scholastic Corp.	152	5,201
Shenandoah Telecommunications Co.	300	5,706
Shutterstock, Inc.	122	8,857
Sinclair Broadcast Group, Inc. - Class A	166	2,849
Sirius XM Holdings, Inc. (c)	3,551	14,097
Snap, Inc. - Class A (b)	4,690	52,575
Stagwell, Inc. (b)	683	5,068
Take-Two Interactive Software, Inc. (b)	809	96,514
TechTarget, Inc. (b)	144	5,201
TEGNA, Inc.	1,282	21,679
Telephone and Data Systems, Inc.	700	7,357
The EW Scripps Co. - Class A (b)	175	1,647
The Interpublic Group of Cos., Inc.	2,119	78,912
The Marcus Corp.	100	1,600
The New York Times Co. - Class A	870	33,826
The Trade Desk, Inc. - Class A (b)	2,358	143,626
The Walt Disney Co. (b)	9,461	947,330
T-Mobile US, Inc. (b)	2,720	393,965
TripAdvisor, Inc. (b)	421	8,361
Verizon Communications, Inc.	21,708	844,224
Vimeo, Inc. (b)	730	2,796
Warner Bros Discovery, Inc. (b)	11,150	168,365
Warner Music Group Corp. - Class A	618	20,623
WideOpenWest, Inc. (b)	194	2,062
World Wrestling Entertainment, Inc. - Class A	212	19,347
Yelp, Inc. (b)	351	10,776
Ziff Davis, Inc. (b)	258	20,137
ZipRecruiter, Inc. - Class A (b)	326	5,196
ZoomInfo Technologies, Inc. (b)	1,580	39,042
		15,602,967
Consumer Discretionary - 10.2%
2U, Inc. (b)	325	2,226
Abercrombie & Fitch Co. - Class A (b)	425	11,794
Academy Sports & Outdoors, Inc.	423	27,601
Accel Entertainment, Inc. (b)	584	5,320
Acushnet Holdings Corp.	172	8,762
Adient PLC (b)	490	20,070
ADT, Inc.	2,252	16,282
Adtalem Global Education, Inc. (b)	282	10,891
Advance Auto Parts, Inc.	314	38,185
Airbnb, Inc. - Class A (b)	2,034	253,030
Amazon.com, Inc. (b)	46,787	4,832,629
American Axle & Manufacturing Holdings, Inc. (b)	626	4,889
American Eagle Outfitters, Inc.	1,131	15,201
Aramark	1,407	50,371
Arko Corp.	521	4,423
Asbury Automotive Group, Inc. (b)	128	26,880
Autoliv, Inc.	473	44,159
AutoNation, Inc. (b)	116	15,586
AutoZone, Inc. (b)	98	240,899
Bally's Corp. (b)	172	3,357
Bath & Body Works, Inc.	1,243	45,469
Beazer Homes USA, Inc. (b)	200	3,176
Best Buy Co., Inc.	1,075	84,140
Big Lots, Inc.	200	2,192
BJ's Restaurants, Inc. (b)	188	5,478
Bloomin' Brands, Inc.	572	14,672
Booking Holdings, Inc. (b)	193	511,915
Boot Barn Holdings, Inc. (b)	213	16,324
BorgWarner, Inc.	1,097	53,874
Bowlero Corp. (b)	519	8,797
Boyd Gaming Corp.	387	24,814
Bright Horizons Family Solutions, Inc. (b)	300	23,097
Brinker International, Inc. (b)	175	6,650
Brunswick Corp.	364	29,848
Burlington Stores, Inc. (b)	313	63,257
Caesars Entertainment, Inc. (b)	1,158	56,522
Caleres, Inc.	186	4,023
Camping World Holdings, Inc. - Class A (c)	203	4,237
CarMax, Inc. (b)	881	56,631
Carnival Corp. (b)(c)	5,125	52,019
Carter's, Inc.	172	12,370
Carvana Co. (b)(c)	527	5,159
Cavco Industries, Inc. (b)	45	14,298
Century Communities, Inc.	100	6,392
Chegg, Inc. (b)	740	12,062
Chewy, Inc. - Class A (b)(c)	496	18,541
Chico's FAS, Inc. (b)	1,001	5,506
Chipotle Mexican Grill, Inc. (b)	142	242,577
Choice Hotels International, Inc.	200	23,438
Churchill Downs, Inc.	166	42,670
Columbia Sportswear Co.	141	12,724
Coupang, Inc. (b)	5,877	94,032
Coursera, Inc. (b)	645	7,430
Cracker Barrel Old Country Store, Inc.	145	16,472
Crocs, Inc. (b)	317	40,081
Dana, Inc.	900	13,545
Darden Restaurants, Inc.	602	93,406
Dave & Buster's Entertainment, Inc. (b)	300	11,037
Deckers Outdoor Corp. (b)	145	65,185
Denny's Corp. (b)	494	5,513
Designer Brands, Inc. - Class A	303	2,648
Dick's Sporting Goods, Inc.	297	42,141
Dillard's, Inc. - Class A	49	15,076
Dine Brands Global, Inc.	78	5,276
Domino's Pizza, Inc.	185	61,026
DoorDash, Inc. - Class A (b)	1,191	75,700
Dorman Products, Inc. (b)	106	9,144
DR Horton, Inc.	1,520	148,489
DraftKings, Inc. - Class A (b)	1,728	33,454
Duolingo, Inc. (b)	138	19,677
Dutch Bros, Inc. - Class A (b)(c)	123	3,891
eBay, Inc.	2,668	118,379
Ethan Allen Interiors, Inc.	223	6,124
Etsy, Inc. (b)	684	76,150
Everi Holdings, Inc. (b)	548	9,398
EVgo, Inc. (b)(c)	595	4,635
Expedia Group, Inc. (b)	724	70,250
Fisker, Inc. (b)(c)	874	5,366
Five Below, Inc. (b)	256	52,728
Floor & Decor Holdings, Inc. - Class A (b)	563	55,298
Foot Locker, Inc.	475	18,853
Ford Motor Co.	20,584	259,358
Fox Factory Holding Corp. (b)	225	27,308
Franchise Group, Inc.	108	2,943
Frontdoor, Inc. (b)	487	13,578
Funko, Inc. - Class A (b)	237	2,235
GameStop Corp. - Class A (b)(c)	1,424	32,780
General Motors Co.	7,601	278,805
Genesco, Inc. (b)	118	4,352
Gentex Corp.	1,246	34,925
Gentherm, Inc. (b)	219	13,232
Genuine Parts Co.	743	124,311
G-III Apparel Group Ltd. (b)	307	4,774
Golden Entertainment, Inc. (b)	100	4,351
GoPro, Inc. - Class A (b)	964	4,849
Graham Holdings Co. - Class B	20	11,917
Grand Canyon Education, Inc. (b)	139	15,832
Green Brick Partners, Inc. (b)	259	9,080
Group 1 Automotive, Inc.	93	21,057
H&R Block, Inc.	908	32,007
Hanesbrands, Inc.	2,414	12,698
Harley-Davidson, Inc.	776	29,465
Hasbro, Inc.	672	36,080
Helen of Troy Ltd. (b)	127	12,087
Hibbett, Inc.	91	5,367
Hilton Grand Vacations, Inc. (b)	448	19,905
Hilton Worldwide Holdings, Inc.	1,347	189,752
Hyatt Hotels Corp. - Class A (b)	263	29,401
Installed Building Products, Inc.	125	14,254
iRobot Corp. (b)	167	7,288
Jack in the Box, Inc.	19	1,664
KB Home	375	15,067
Kohl's Corp.	555	13,065
Kontoor Brands, Inc.	339	16,404
Krispy Kreme, Inc.	424	6,593
Las Vegas Sands Corp. (b)	1,705	97,952
Laureate Education, Inc.	445	5,233
La-Z-Boy, Inc.	228	6,630
LCI Industries	154	16,920
Lear Corp.	311	43,381
Leggett & Platt, Inc.	706	22,507
Lennar Corp. - Class A	1,264	132,859
Leslie's, Inc. (b)	854	9,403
Levi Strauss & Co. - Class A	499	9,097
LGI Homes, Inc. (b)(c)	109	12,429
Light & Wonder, Inc. (b)	513	30,806
Lithia Motors, Inc.	140	32,050
LKQ Corp.	1,457	82,699
LL Flooring Holdings, Inc. (b)	241	916
Lowe's Cos., Inc.	3,135	626,906
Lucid Group, Inc. (b)(c)	2,871	23,083
Lululemon Athletica, Inc. (b)	577	210,138
Luminar Technologies, Inc. (b)(c)	1,133	7,353
M/I Homes, Inc. (b)	144	9,085
Macy's, Inc.	1,588	27,774
Malibu Boats, Inc. - Class A (b)	86	4,855
MarineMax, Inc. (b)	165	4,744
Marriott International, Inc. - Class A	1,358	225,482
Marriott Vacations Worldwide Corp.	206	27,781
Mattel, Inc. (b)	1,876	34,537
McDonald's Corp.	3,795	1,061,120
MDC Holdings, Inc.	245	9,523
Meritage Homes Corp.	200	23,352
MGM Resorts International	1,665	73,959
Mister Car Wash, Inc. (b)	341	2,939
Modine Manufacturing Co. (b)	354	8,160
Mohawk Industries, Inc. (b)	322	32,271
Monarch Casino & Resort, Inc.	82	6,080
Monro, Inc.	167	8,255
Movado Group, Inc.	157	4,517
Murphy USA, Inc.	108	27,869
National Vision Holdings, Inc. (b)	396	7,461
Newell Brands, Inc.	2,053	25,539
NIKE, Inc. - Class B	6,398	784,651
Nordstrom, Inc. (c)	670	10,901
Norwegian Cruise Line Holdings Ltd. (b)	2,074	27,895
NVR, Inc. (b)	15	83,583
Ollie's Bargain Outlet Holdings, Inc. (b)	289	16,745
O'Reilly Automotive, Inc. (b)	312	264,882
Overstock.com, Inc. (b)	240	4,865
Oxford Industries, Inc.	105	11,087
Papa John's International, Inc.	173	12,963
Patrick Industries, Inc.	123	8,464
Peloton Interactive, Inc. - Class A (b)	1,538	17,441
Penn Entertainment, Inc. (b)	842	24,974
Penske Automotive Group, Inc.	135	19,144
Perdoceo Education Corp. (b)	500	6,715
Petco Health & Wellness Co., Inc. (b)	671	6,039
Planet Fitness, Inc. - Class A (b)	440	34,175
Polaris, Inc.	291	32,193
Pool Corp.	206	70,543
Portillo's, Inc. - Class A (b)	238	5,086
PulteGroup, Inc.	1,171	68,246
PVH Corp.	315	28,085
QuantumScape Corp. (b)(c)	1,153	9,432
Ralph Lauren Corp.	225	26,251
RCI Hospitality Holdings, Inc.	72	5,628
Red Rock Resorts, Inc. - Class A	263	11,722
Revolve Group, Inc. (b)	216	5,681
RH (b)	111	27,034
Rivian Automotive, Inc. - Class A (b)	2,728	42,229
Ross Stores, Inc.	1,706	181,058
Royal Caribbean Cruises Ltd. (b)	1,169	76,336
Ruth's Hospitality Group, Inc.	281	4,614
Sabre Corp. (b)	1,400	6,006
Sally Beauty Holdings, Inc. (b)	700	10,906
SeaWorld Entertainment, Inc. (b)	355	21,765
Service Corp. International	820	56,400
Shake Shack, Inc. - Class A (b)	200	11,098
Shoe Carnival, Inc.	120	3,078
Signet Jewelers Ltd.	218	16,956
Six Flags Entertainment Corp. (b)	327	8,734
Skechers USA, Inc. - Class A (b)	709	33,692
Skyline Champion Corp. (b)	304	22,870
Sleep Number Corp. (b)	90	2,737
Sonic Automotive, Inc. - Class A	114	6,195
Sonos, Inc. (b)	508	9,967
Standard Motor Products, Inc.	147	5,426
Starbucks Corp.	5,752	598,956
Steven Madden Ltd.	450	16,200
Strategic Education, Inc.	167	15,002
Stride, Inc. (b)	186	7,301
Sturm Ruger & Co., Inc.	93	5,342
Sweetgreen, Inc. - Class A (b)	430	3,371
Tapestry, Inc.	1,214	52,336
Taylor Morrison Home Corp. (b)	658	25,175
Tempur Sealy International, Inc.	859	33,922
Tesla, Inc. (b)	13,954	2,894,897
Texas Roadhouse, Inc.	332	35,876
The Aaron's Co., Inc.	200	1,932
The Buckle, Inc.	161	5,746
The Cheesecake Factory, Inc.	300	10,515
The Gap, Inc.	840	8,434
The Goodyear Tire & Rubber Co. (b)	1,690	18,624
The Home Depot, Inc.	5,288	1,560,595
The ODP Corp. (b)	293	13,179
The TJX Cos., Inc.	6,032	472,667
The Wendy's Co.	1,105	24,067
Thor Industries, Inc.	294	23,414
Toll Brothers, Inc.	609	36,558
TopBuild Corp. (b)	181	37,673
Topgolf Callaway Brands Corp. (b)	650	14,053
Tractor Supply Co.	551	129,507
Travel + Leisure Co.	382	14,974
Tri Pointe Homes, Inc. (b)	522	13,217
Udemy, Inc. (b)	372	3,285
Ulta Beauty, Inc. (b)	255	139,146
Under Armour, Inc. - Class A (b)	1,256	11,919
Under Armour, Inc. - Class C (b)	595	5,075
Upbound Group, Inc.	194	4,755
Urban Outfitters, Inc. (b)	277	7,678
Vail Resorts, Inc.	222	51,877
VF Corp.	1,979	45,339
Victoria's Secret & Co. (b)	494	16,870
Vista Outdoor, Inc. (b)	206	5,708
Visteon Corp. (b)	149	23,368
Warby Parker, Inc. - Class A (b)	541	5,729
Wayfair, Inc. - Class A (b)(c)	410	14,079
Whirlpool Corp.	272	35,909
Williams-Sonoma, Inc.	354	43,068
Wingstop, Inc.	176	32,310
Winmark Corp.	22	7,049
Winnebago Industries, Inc.	175	10,097
Wolverine World Wide, Inc.	533	9,088
WW International, Inc. (b)	440	1,813
Wyndham Hotels & Resorts, Inc.	437	29,650
Wynn Resorts Ltd. (b)	467	52,262
XPEL, Inc. (b)	155	10,532
YETI Holdings, Inc. (b)	494	19,760
Yum China Holdings, Inc.	1,864	118,159
Yum! Brands, Inc.	1,446	190,988
		21,691,818
Consumer Staples - 6.6%
Albertsons Cos., Inc. - Class A	827	17,185
Altria Group, Inc.	9,196	410,326
Archer-Daniels-Midland Co.	2,814	224,163
B&G Foods, Inc. (c)	250	3,882
BellRing Brands, Inc. (b)	701	23,834
Beyond Meat, Inc. (b)(c)	390	6,330
BJ's Wholesale Club Holdings, Inc. (b)	717	54,542
Brown-Forman Corp. - Class B	1,629	104,696
Bunge Ltd.	807	77,085
Calavo Growers, Inc.	158	4,546
Cal-Maine Foods, Inc.	201	12,239
Campbell Soup Co.	1,064	58,499
Casey's General Stores, Inc.	202	43,725
Celsius Holdings, Inc. (b)	211	19,610
Central Garden & Pet Co. - Class A (b)	165	6,447
Church & Dwight Co., Inc.	1,214	107,330
Coca-Cola Consolidated, Inc.	27	14,447
Colgate-Palmolive Co.	4,028	302,704
Conagra Brands, Inc.	2,552	95,853
Constellation Brands, Inc. - Class A	847	191,329
Costco Wholesale Corp.	2,302	1,143,795
Coty, Inc. - Class A (b)	2,048	24,699
Darling Ingredients, Inc. (b)	852	49,757
Dollar General Corp.	1,116	234,873
Dollar Tree, Inc. (b)	1,120	160,776
Edgewell Personal Care Co.	275	11,665
elf Beauty, Inc. (b)	300	24,705
Energizer Holdings, Inc.	355	12,318
Flowers Foods, Inc.	1,066	29,219
Fresh Del Monte Produce, Inc.	100	3,011
Freshpet, Inc. (b)	270	17,871
General Mills, Inc.	3,059	261,422
Grocery Outlet Holding Corp. (b)	407	11,502
Herbalife Nutrition Ltd. (b)	678	10,916
Hormel Foods Corp.	1,553	61,934
Hostess Brands, Inc. (b)	627	15,600
Ingles Markets, Inc. - Class A	56	4,967
Ingredion, Inc.	367	37,335
Inter Parfums, Inc.	70	9,957
J & J Snack Foods Corp.	84	12,450
John B Sanfilippo & Son, Inc.	65	6,300
Kellogg Co.	1,806	120,930
Keurig Dr Pepper, Inc.	4,847	171,002
Kimberly-Clark Corp.	1,731	232,335
Lamb Weston Holdings, Inc.	739	77,240
Lancaster Colony Corp.	112	22,723
McCormick & Co., Inc.	1,343	111,751
Medifast, Inc.	73	7,568
MGP Ingredients, Inc.	71	6,867
Mission Produce, Inc. (b)	336	3,733
Molson Coors Beverage Co. - Class B	1,032	53,334
Mondelez International, Inc. - Class A	7,045	491,177
Monster Beverage Corp. (b)	3,876	209,343
National Beverage Corp. (b)	92	4,850
Nu Skin Enterprises, Inc. - Class A	325	12,776
Olaplex Holdings, Inc. (b)	673	2,874
PepsiCo, Inc.	7,145	1,302,534
Performance Food Group Co. (b)	821	49,539
Philip Morris International, Inc.	8,004	778,389
Pilgrim's Pride Corp. (b)	231	5,355
Post Holdings, Inc. (b)	273	24,535
PriceSmart, Inc.	115	8,220
Reynolds Consumer Products, Inc.	328	9,020
Seaboard Corp.	2	7,540
Sovos Brands, Inc. (b)	349	5,821
SpartanNash Co.	169	4,191
Spectrum Brands Holdings, Inc.	156	10,330
Sprouts Farmers Market, Inc. (b)	544	19,056
Sysco Corp.	2,596	200,489
Target Corp.	2,408	398,837
The Andersons, Inc.	227	9,380
The Beauty Health Co. (b)	542	6,845
The Boston Beer Co., Inc. - Class A (b)	50	16,435
The Chefs' Warehouse, Inc. (b)	258	8,785
The Clorox Co.	644	101,907
The Coca-Cola Co.	22,241	1,379,609
The Duckhorn Portfolio, Inc. (b)	229	3,641
The Estee Lauder Cos., Inc. - Class A	1,199	295,506
The Hain Celestial Group, Inc. (b)	600	10,290
The Hershey Co.	749	190,553
The J M Smucker Co.	554	87,183
The Kraft Heinz Co.	5,650	218,485
The Kroger Co.	3,590	177,238
The Procter & Gamble Co.	12,240	1,819,966
The Simply Good Foods Co. (b)	411	16,345
Tootsie Roll Industries, Inc.	28	1,249
TreeHouse Foods, Inc. (b)	298	15,028
Tyson Foods, Inc. - Class A	1,507	89,395
United Natural Foods, Inc. (b)	297	7,826
Universal Corp.	181	9,573
US Foods Holding Corp. (b)	1,093	40,375
USANA Health Sciences, Inc. (b)	87	5,472
Utz Brands, Inc.	619	10,195
Vector Group Ltd.	938	11,265
Walgreens Boots Alliance, Inc.	3,847	133,029
Walmart, Inc.	7,276	1,072,846
WD-40 Co.	72	12,820
Weis Markets, Inc.	68	5,758
		14,033,202
Energy - 4.6%
Antero Midstream Corp.	1,934	20,288
Antero Resources Corp. (b)	1,464	33,804
APA Corp.	1,536	55,388
Arch Resources, Inc.	95	12,489
Archrock, Inc.	495	4,836
Baker Hughes Co.	5,372	155,036
Bristow Group, Inc. (b)	100	2,240
Cactus, Inc. - Class A	322	13,276
California Resources Corp.	446	17,171
Callon Petroleum Co. (b)	265	8,862
Centrus Energy Corp. - Class A (b)	116	3,735
ChampionX Corp.	1,078	29,246
Cheniere Energy, Inc.	1,180	185,968
Chesapeake Energy Corp.	652	49,578
Chevron Corp.	9,832	1,604,189
Chord Energy Corp.	209	28,131
Civitas Resources, Inc.	388	26,516
Clean Energy Fuels Corp. (b)	1,650	7,194
CNX Resources Corp. (b)	1,133	18,151
Comstock Resources, Inc.	425	4,586
ConocoPhillips	6,323	627,305
CONSOL Energy, Inc.	206	12,004
Coterra Energy, Inc.	3,750	92,025
Crescent Energy Co. - Class A	315	3,563
CVR Energy, Inc.	539	17,668
Delek US Holdings, Inc.	301	6,908
Denbury, Inc. (b)	290	25,413
Devon Energy Corp.	3,271	165,545
Diamond Offshore Drilling, Inc. (b)	837	10,078
Diamondback Energy, Inc.	878	118,679
Dril-Quip, Inc. (b)	145	4,160
DT Midstream, Inc.	511	25,228
EOG Resources, Inc.	3,064	351,226
EQT Corp.	1,900	60,629
Equitrans Midstream Corp.	2,321	13,415
Excelerate Energy, Inc. - Class A	203	4,494
Expro Group Holdings NV (b)	554	10,172
Exxon Mobil Corp.	21,290	2,334,661
Green Plains, Inc. (b)	300	9,297
Gulfport Energy Corp. (b)	154	12,320
Halliburton Co.	4,556	144,152
Helix Energy Solutions Group, Inc. (b)	1,133	8,769
Helmerich & Payne, Inc.	550	19,662
Hess Corp.	1,439	190,437
HF Sinclair Corp.	819	39,623
International Seaways, Inc.	208	8,669
Kinder Morgan, Inc.	10,301	180,371
KLX Energy Services Holdings, Inc. (b)(c)	5,429	63,248
Kosmos Energy Ltd. (b)	2,396	17,826
Liberty Energy, Inc.	843	10,799
Magnolia Oil & Gas Corp. - Class A	901	19,714
Marathon Oil Corp.	3,386	81,129
Marathon Petroleum Corp.	2,240	302,019
Matador Resources Co.	583	27,780
Murphy Oil Corp.	792	29,288
Nabors Industries Ltd. (b)	48	5,852
National Energy Services Reunited Corp. (b)	761	4,003
Natural Gas Services Group, Inc. (b)	1,574	16,228
New Fortress Energy, Inc.	313	9,212
NextDecade Corp. (b)	760	3,777
NexTier Oilfield Solutions, Inc. (b)	744	5,915
Northern Oil and Gas, Inc.	360	10,926
NOV, Inc.	2,086	38,612
Occidental Petroleum Corp.	4,715	294,357
Oceaneering International, Inc. (b)	527	9,291
ONEOK, Inc.	2,346	149,065
Ovintiv, Inc.	1,345	48,528
Par Pacific Holdings, Inc. (b)	350	10,220
Patterson-UTI Energy, Inc.	1,198	14,017
PBF Energy, Inc. - Class A	582	25,236
PDC Energy, Inc.	483	30,999
Peabody Energy Corp. (b)	800	20,480
Permian Resources Corp.	1,104	11,592
Phillips 66	2,323	235,506
Pioneer Natural Resources Co.	1,188	242,637
ProPetro Holding Corp. (b)	504	3,624
Range Resources Corp.	1,350	35,734
RPC, Inc.	625	4,806
Schlumberger NV	7,402	363,438
Select Energy Services, Inc. - Class A	615	4,280
SFL Corp. Ltd.	575	5,463
Sitio Royalties Corp. - Class A (c)	319	7,209
SM Energy Co.	645	18,163
Southwestern Energy Co. (b)	5,040	25,200
Talos Energy, Inc. (b)	301	4,467
Targa Resources Corp.	1,130	82,433
Texas Pacific Land Corp.	41	69,742
The Williams Cos., Inc.	6,378	190,447
Tidewater, Inc. (b)	230	10,138
Valero Energy Corp.	1,925	268,730
Vital Energy, Inc. (b)	85	3,871
W&T Offshore, Inc. (b)	679	3,449
Weatherford International PLC (b)	360	21,366
World Fuel Services Corp.	460	11,753
		9,649,726
Financials - 12.8%
1st Source Corp.	103	4,444
Affiliated Managers Group, Inc.	203	28,911
Affirm Holdings, Inc. (b)	4,464	50,309
Aflac, Inc.	2,858	184,398
AGNC Investment Corp.	3,371	33,980
Ally Financial, Inc.	1,967	50,139
Amerant Bancorp, Inc.	194	4,221
American Equity Investment Life Holding Co.	461	16,822
American Express Co.	3,901	643,470
American Financial Group, Inc.	410	49,815
American International Group, Inc.	3,942	198,519
Ameriprise Financial, Inc.	560	171,640
Ameris Bancorp	300	10,974
AMERISAFE, Inc.	107	5,238
Annaly Capital Management, Inc.	3,785	72,331
Aon PLC - Class A	1,053	332,000
Apollo Commercial Real Estate Finance, Inc.	1,422	13,239
Apollo Global Management, Inc.	2,299	145,205
Arbor Realty Trust, Inc.	697	8,009
Arch Capital Group Ltd. (b)	1,810	122,845
Ares Commercial Real Estate Corp.	458	4,163
Argo Group International Holdings Ltd.	71	2,080
ARMOUR Residential REIT, Inc. (c)	1,046	5,492
Arthur J Gallagher & Co.	1,062	203,171
Artisan Partners Asset Management, Inc. - Class A	300	9,594
Associated Banc-Corp	670	12,047
Assurant, Inc.	245	29,417
Assured Guaranty Ltd.	338	16,991
Atlantic Union Bankshares Corp.	447	15,667
Avantax, Inc. (b)	246	6,475
AvidXchange Holdings, Inc. (b)	680	5,304
Axis Capital Holdings Ltd.	380	20,718
Axos Financial, Inc. (b)	372	13,734
BancFirst Corp.	115	9,556
Bank of America Corp.	41,527	1,187,672
Bank of Hawaii Corp.	217	11,301
Bank OZK	648	22,162
BankUnited, Inc.	414	9,348
Banner Corp.	180	9,787
Berkshire Hathaway, Inc. - Class A (b)	1	465,600
Berkshire Hathaway, Inc. - Class B (b)	6,755	2,085,741
Berkshire Hills Bancorp, Inc.	300	7,518
BGC Partners, Inc. - Class A	1,563	8,174
BlackRock, Inc.	781	522,583
Blackstone Mortgage Trust, Inc. - Class A	710	12,673
Block, Inc. (b)	2,812	193,044
Blue Owl Capital, Inc.	3,849	42,647
BOK Financial Corp.	170	14,350
Bread Financial Holdings, Inc.	330	10,006
Brighthouse Financial, Inc. (b)	378	16,674
BrightSpire Capital, Inc.	739	4,360
Broadmark Realty Capital, Inc.	614	2,886
Brookline Bancorp, Inc.	500	5,250
Brown & Brown, Inc.	1,257	72,177
BRP Group, Inc. - Class A (b)	317	8,071
Business First Bancshares, Inc.	222	3,803
Cadence Bank	1,077	22,359
Cambridge Bancorp	61	3,953
Camden National Corp.	115	4,162
Cannae Holdings, Inc. (b)	400	8,072
Capital One Financial Corp.	2,038	195,974
Capitol Federal Financial, Inc.	420	2,827
Cathay General Bancorp	343	11,840
Cboe Global Markets, Inc.	586	78,665
Central Pacific Financial Corp.	231	4,135
Chimera Investment Corp.	1,455	8,206
Cincinnati Financial Corp.	834	93,475
Citigroup, Inc.	10,133	475,136
Citizens Financial Group, Inc.	2,651	80,511
City Holding Co.	74	6,725
Claros Mortgage Trust, Inc.	597	6,955
CME Group, Inc.	1,869	357,951
CNA Financial Corp.	138	5,386
CNO Financial Group, Inc.	601	13,336
Cohen & Steers, Inc.	47	3,006
Coinbase Global, Inc. - Class A (b)(c)	816	55,137
Columbia Banking System, Inc.	976	20,906
Columbia Financial, Inc. (b)	232	4,241
Comerica, Inc.	673	29,222
Commerce Bancshares, Inc.	655	38,219
Community Bank System, Inc.	299	15,695
Community Trust Bancorp, Inc.	110	4,174
ConnectOne Bancorp, Inc.	180	3,182
Credit Acceptance Corp. (b)(c)	40	17,442
CrossFirst Bankshares, Inc. (b)	390	4,087
Cullen/Frost Bankers, Inc.	304	32,023
Customers Bancorp, Inc. (b)	203	3,760
CVB Financial Corp.	789	13,161
Dime Community Bancshares, Inc.	140	3,181
Discover Financial Services	1,566	154,783
Donnelley Financial Solutions, Inc. (b)	159	6,497
Dynex Capital, Inc.	405	4,909
Eagle Bancorp, Inc.	194	6,493
East West Bancorp, Inc.	748	41,514
Eastern Bankshares, Inc.	969	12,229
eHealth, Inc. (b)	175	1,638
Employers Holdings, Inc.	75	3,127
Enact Holdings, Inc.	212	4,846
Encore Capital Group, Inc. (b)	184	9,283
Enova International, Inc. (b)	136	6,042
Enstar Group Ltd. (b)	73	16,921
Enterprise Financial Services Corp.	202	9,007
Equitable Holdings, Inc.	1,953	49,587
Erie Indemnity Co. - Class A	136	31,506
Euronet Worldwide, Inc. (b)	251	28,087
Evercore, Inc. - Class A	240	27,691
Everest Re Group Ltd.	162	57,999
F&G Annuities & Life, Inc.	94	1,703
FactSet Research Systems, Inc.	208	86,339
FB Financial Corp.	189	5,874
Federal Agricultural Mortgage Corp. - Class C	49	6,526
Federated Hermes, Inc.	481	19,307
Fidelity National Financial, Inc.	1,631	56,971
Fidelity National Information Services, Inc.	3,029	164,566
Fifth Third Bancorp	3,667	97,689
First American Financial Corp.	527	29,333
First Bancorp	156	5,541
First BanCorp	978	11,169
First Busey Corp.	325	6,610
First Citizens BancShares, Inc. - Class A	50	48,655
First Commonwealth Financial Corp.	429	5,332
First Financial Bancorp	510	11,103
First Financial Bankshares, Inc.	730	23,287
First Financial Corp.	100	3,748
First Hawaiian, Inc.	742	15,307
First Horizon Corp.	2,842	50,531
First Interstate BancSystem, Inc. - Class A	446	13,318
First Merchants Corp.	303	9,984
First Republic Bank (c)	1,033	14,452
FirstCash Holdings, Inc.	221	21,077
Fiserv, Inc. (b)	3,226	364,635
FleetCor Technologies, Inc. (b)	397	83,707
Flushing Financial Corp.	249	3,708
Flywire Corp. (b)	422	12,390
FNB Corp.	1,919	22,260
Focus Financial Partners, Inc. - Class A (b)	309	16,028
Franklin BSP Realty Trust, Inc.	1,413	16,857
Franklin Resources, Inc.	2,231	60,103
Fulton Financial Corp.	889	12,286
Genworth Financial, Inc. - Class A (b)	3,047	15,296
German American Bancorp, Inc.	272	9,077
Glacier Bancorp, Inc.	550	23,105
Global Payments, Inc.	1,495	157,334
Globe Life, Inc.	512	56,330
Goosehead Insurance, Inc. - Class A (b)	134	6,995
Great Ajax Corp.	81	533
Great Southern Bancorp, Inc.	85	4,308
Green Dot Corp. - Class A (b)	250	4,295
Hagerty, Inc. - Class A (b)	883	7,717
Hamilton Lane, Inc. - Class A	298	22,046
Hancock Whitney Corp.	500	18,200
Hanmi Financial Corp.	200	3,714
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,144	32,718
HarborOne Bancorp, Inc.	359	4,380
Heartland Financial USA, Inc.	190	7,288
Heritage Commerce Corp.	466	3,882
Heritage Financial Corp.	184	3,938
Hilltop Holdings, Inc.	336	9,969
Hippo Holdings, Inc. (b)	302	4,901
Home BancShares, Inc.	950	20,624
HomeStreet, Inc.	165	2,968
Hope Bancorp, Inc.	702	6,894
Horace Mann Educators Corp.	249	8,337
Horizon Bancorp, Inc.	262	2,898
Houlihan Lokey, Inc.	266	23,272
Huntington Bancshares, Inc.	7,646	85,635
I3 Verticals, Inc. - Class A (b)	226	5,544
Independent Bank Corp.	244	16,011
Independent Bank Group, Inc.	190	8,806
Interactive Brokers Group, Inc. - Class A	500	41,280
Intercontinental Exchange, Inc.	2,842	296,392
International Bancshares Corp.	280	11,990
International Money Express, Inc. (b)	206	5,311
Invesco Ltd.	2,852	46,773
Jack Henry & Associates, Inc.	392	59,082
Jackson Financial, Inc. - Class A	528	19,752
Jefferies Financial Group, Inc.	1,276	40,500
JPMorgan Chase & Co.	15,118	1,970,027
Kearny Financial Corp.	459	3,727
Kemper Corp.	300	16,398
KeyCorp	5,002	62,625
Kinsale Capital Group, Inc.	118	35,418
KKR Real Estate Finance Trust, Inc.	349	3,975
Ladder Capital Corp.	605	5,717
Lakeland Bancorp, Inc.	545	8,524
Lakeland Financial Corp.	98	6,139
Lazard Ltd. - Class A	581	19,237
Lemonade, Inc. (b)	347	4,948
LendingTree, Inc. (b)	30	800
Lincoln National Corp.	961	21,594
Live Oak Bancshares, Inc.	223	5,435
Loews Corp.	1,050	60,921
LPL Financial Holdings, Inc.	424	85,818
M&T Bank Corp.	846	101,156
Markel Corp. (b)	68	86,864
MarketAxess Holdings, Inc.	220	86,084
Marqeta, Inc. - Class A (b)	2,104	9,615
Marsh & Mclennan Cos., Inc.	2,553	425,202
Mastercard, Inc. - Class A	4,440	1,613,540
Mercury General Corp.	223	7,078
MetLife, Inc.	3,374	195,490
Metropolitan Bank Holding Corp. (b)	75	2,542
MFA Financial, Inc.	675	6,696
MGIC Investment Corp.	1,611	21,620
Midland States Bancorp, Inc.	203	4,348
Moelis & Co. - Class A	387	14,876
Moody's Corp.	1,024	313,364
Morgan Stanley	6,752	592,826
Morningstar, Inc.	134	27,206
Mr. Cooper Group, Inc. (b)	330	13,520
MSCI, Inc.	439	245,704
Nasdaq, Inc.	1,748	95,563
National Bank Holdings Corp. - Class A	156	5,220
Navient Corp.	992	15,862
NBT Bancorp, Inc.	200	6,742
Nelnet, Inc. - Class A	14	1,286
New York Community Bancorp, Inc.	3,553	32,119
NMI Holdings, Inc. - Class A (b)	394	8,798
Northern Trust Corp.	1,106	97,472
Northfield Bancorp, Inc.	338	3,982
Northwest Bancshares, Inc.	517	6,220
NU Holdings Ltd. - Class A (b)	10,494	49,951
OceanFirst Financial Corp.	100	1,848
OFG Bancorp	211	5,262
Old National Bancorp	1,683	24,269
Old Republic International Corp.	1,437	35,882
Old Second Bancorp, Inc.	369	5,188
OneMain Holdings, Inc.	760	28,181
Open Lending Corp. - Class A (b)	622	4,379
Origin Bancorp, Inc.	124	3,987
Pacific Premier Bancorp, Inc.	489	11,746
PacWest Bancorp (c)	652	6,344
Pagseguro Digital Ltd. - Class A (b)	1,216	10,421
Palomar Holdings, Inc. (b)	130	7,176
Park National Corp.	87	10,316
Pathward Financial, Inc.	223	9,252
Payoneer Global, Inc. (b)	1,761	11,059
PayPal Holdings, Inc. (b)	6,002	455,792
Peapack Gladstone Financial Corp.	140	4,147
PennyMac Financial Services, Inc.	205	12,220
PennyMac Mortgage Investment Trust	450	5,548
Peoples Bancorp, Inc.	167	4,300
Pinnacle Financial Partners, Inc.	420	23,167
Piper Sandler Cos.	52	7,208
PJT Partners, Inc. - Class A	141	10,179
Popular, Inc.	412	23,653
PRA Group, Inc. (b)	300	11,688
Preferred Bank	74	4,056
Premier Financial Corp.	117	2,425
Primerica, Inc.	199	34,276
Principal Financial Group, Inc.	1,183	87,921
ProAssurance Corp.	230	4,250
PROG Holdings, Inc. (b)	400	9,516
Prosperity Bancshares, Inc.	470	28,914
Provident Financial Services, Inc.	354	6,790
Prudential Financial, Inc.	1,868	154,558
Radian Group, Inc.	892	19,713
Raymond James Financial, Inc.	1,042	97,187
Ready Capital Corp.	775	7,882
Redwood Trust, Inc.	692	4,664
Regions Financial Corp.	5,055	93,821
Reinsurance Group of America, Inc.	359	47,661
Remitly Global, Inc. (b)	460	7,797
RenaissanceRe Holdings Ltd.	230	46,078
Renasant Corp.	251	7,676
Rithm Capital Corp.	2,630	21,040
RLI Corp.	195	25,917
Robinhood Markets, Inc. - Class A (b)	3,901	37,879
Ryan Specialty Group Holdings, Inc. (b)	502	20,200
S&P Global, Inc.	1,696	584,730
S&T Bancorp, Inc.	187	5,881
Safety Insurance Group, Inc.	45	3,353
Sandy Spring Bancorp, Inc.	166	4,313
Seacoast Banking Corp. of Florida	323	7,655
SEI Investments Co.	605	34,818
Selective Insurance Group, Inc.	300	28,599
ServisFirst Bancshares, Inc.	248	13,548
Shift4 Payments, Inc. - Class A (b)	269	20,390
Simmons First National Corp. - Class A	687	12,016
SLM Corp.	1,321	16,367
Southside Bancshares, Inc.	171	5,677
SouthState Corp.	375	26,722
Starwood Property Trust, Inc.	1,825	32,284
State Street Corp.	1,769	133,896
Stellar Bancorp, Inc.	373	9,180
StepStone Group, Inc. - Class A	257	6,237
Stewart Information Services Corp.	107	4,317
Stifel Financial Corp.	510	30,136
Stock Yards Bancorp, Inc.	175	9,649
StoneX Group, Inc. (b)	94	9,732
Synchrony Financial	2,844	82,704
Synovus Financial Corp.	727	22,413
T Rowe Price Group, Inc.	1,272	143,609
Texas Capital Bancshares, Inc. (b)	274	13,415
TFS Financial Corp.	156	1,970
The Allstate Corp.	1,341	148,596
The Bancorp, Inc. (b)	267	7,436
The Bank of New York Mellon Corp.	4,062	184,577
The Carlyle Group, Inc.	1,918	59,573
The Charles Schwab Corp.	8,892	465,763
The Goldman Sachs Group, Inc.	1,723	563,611
The Hanover Insurance Group, Inc.	187	24,029
The Hartford Financial Services Group, Inc.	1,649	114,919
The PNC Financial Services Group, Inc.	2,057	261,445
The Progressive Corp.	3,060	437,764
The Travelers Cos., Inc.	1,204	206,378
The Western Union Co.	2,093	23,337
Toast, Inc. - Class A (b)	1,877	33,317
Tompkins Financial Corp.	39	2,582
Towne Bank	374	9,967
TPG, Inc.	327	9,591
Tradeweb Markets, Inc. - Class A	571	45,120
TriCo Bancshares	215	8,942
Triumph Financial, Inc. (b)	132	7,664
Truist Financial Corp.	6,901	235,324
Trupanion, Inc. (b)	270	11,580
TrustCo Bank Corp. NY	153	4,887
Trustmark Corp.	270	6,669
Two Harbors Investment Corp.	891	13,107
UMB Financial Corp.	243	14,026
United Bankshares, Inc.	707	24,886
United Community Banks, Inc.	615	17,294
United Fire Group, Inc.	166	4,407
Univest Financial Corp.	201	4,772
Unum Group	1,087	43,002
Upstart Holdings, Inc. (b)(c)	474	7,532
US Bancorp	8,084	291,428
Valley National Bancorp	2,390	22,084
Veritex Holdings, Inc.	320	5,843
Victory Capital Holdings, Inc. - Class A	545	15,952
Virtu Financial, Inc. - Class A	531	10,036
Virtus Investment Partners, Inc.	48	9,139
Visa, Inc. - Class A	8,446	1,904,235
Voya Financial, Inc.	551	39,374
W R Berkley Corp.	1,150	71,599
Walker & Dunlop, Inc.	196	14,929
Washington Federal, Inc.	275	8,283
Washington Trust Bancorp, Inc.	100	3,466
Webster Financial Corp.	897	35,360
Wells Fargo & Co.	19,617	733,283
WesBanco, Inc.	350	10,745
Westamerica BanCorp	176	7,797
Western Alliance Bancorp (c)	573	20,364
Western New England Bancorp, Inc.	200	1,642
WEX, Inc. (b)	248	45,605
White Mountains Insurance Group Ltd.	15	20,662
Wintrust Financial Corp.	319	23,271
WisdomTree, Inc.	1,009	5,913
World Acceptance Corp. (b)	49	4,081
WSFS Financial Corp.	373	14,029
Zions Bancorp NA	746	22,328
		27,227,337
Health Care - 13.9%
10X Genomics, Inc. - Class A (b)	459	25,608
2seventy bio, Inc. (b)	149	1,520
Abbott Laboratories	8,927	903,948
AbbVie, Inc.	9,228	1,470,666
Acadia Healthcare Co., Inc. (b)	477	34,463
ACADIA Pharmaceuticals, Inc. (b)	735	13,833
Accolade, Inc. (b)	570	8,197
Aclaris Therapeutics, Inc. (b)	316	2,556
AdaptHealth Corp. (b)	397	4,935
Adaptive Biotechnologies Corp. (b)	988	8,724
Addus HomeCare Corp. (b)	70	7,473
Agilent Technologies, Inc.	1,511	209,032
agilon health, Inc. (b)	1,208	28,690
Agios Pharmaceuticals, Inc. (b)	300	6,891
Akero Therapeutics, Inc. (b)	130	4,974
Alector, Inc. (b)	560	3,466
Align Technology, Inc. (b)	366	122,295
Alignment Healthcare, Inc. (b)	664	4,223
Alkermes PLC (b)	883	24,892
Allakos, Inc. (b)	160	712
Allogene Therapeutics, Inc. (b)	500	2,470
Alnylam Pharmaceuticals, Inc. (b)	637	127,604
Alphatec Holdings, Inc. (b)	518	8,081
Altimmune, Inc. (b)	415	1,751
ALX Oncology Holdings, Inc. (b)	109	493
Amedisys, Inc. (b)	151	11,106
AmerisourceBergen Corp.	887	142,018
Amgen, Inc.	2,753	665,538
Amicus Therapeutics, Inc. (b)	1,684	18,676
AMN Healthcare Services, Inc. (b)	250	20,740
Amphastar Pharmaceuticals, Inc. (b)	119	4,462
Amylyx Pharmaceuticals, Inc. (b)	167	4,900
AnaptysBio, Inc. (b)	182	3,960
AngioDynamics, Inc. (b)	231	2,388
Anika Therapeutics, Inc. (b)	100	2,872
Apellis Pharmaceuticals, Inc. (b)	558	36,806
Apollo Medical Holdings, Inc. (b)	202	7,367
Arcus Biosciences, Inc. (b)	9	164
Arcutis Biotherapeutics, Inc. (b)	249	2,739
Arrowhead Pharmaceuticals, Inc. (b)	563	14,300
Artivion, Inc. (b)	387	5,070
Arvinas, Inc. (b)	300	8,196
AtriCure, Inc. (b)	208	8,622
Atrion Corp.	9	5,651
Avanos Medical, Inc. (b)	297	8,833
Avantor, Inc. (b)	3,898	82,404
Avid Bioservices, Inc. (b)	330	6,191
Avidity Biosciences, Inc. (b)	312	4,789
Axonics, Inc. (b)	259	14,131
Axsome Therapeutics, Inc. (b)	220	13,570
Azenta, Inc. (b)	446	19,901
Baxter International, Inc.	2,718	110,242
Beam Therapeutics, Inc. (b)(c)	280	8,574
Becton Dickinson and Co.	1,485	367,597
BioCryst Pharmaceuticals, Inc. (b)	1,160	9,674
Biogen, Inc. (b)	740	205,742
Biohaven Ltd. (b)	550	7,513
BioLife Solutions, Inc. (b)	211	4,589
BioMarin Pharmaceutical, Inc. (b)	975	94,809
Bio-Rad Laboratories, Inc. - Class A (b)	137	65,626
Bio-Techne Corp.	832	61,726
Bluebird Bio, Inc. (b)	448	1,425
Blueprint Medicines Corp. (b)	320	14,397
Boston Scientific Corp. (b)	7,375	368,971
Bridgebio Pharma, Inc. (b)	590	9,782
Bristol-Myers Squibb Co.	10,889	754,717
Bruker Corp.	495	39,026
Cardinal Health, Inc.	1,309	98,829
Cardiovascular Systems, Inc. (b)	356	7,070
CareDx, Inc. (b)	240	2,194
Caribou Biosciences, Inc. (b)	465	2,469
Cassava Sciences, Inc. (b)	248	5,982
Castle Biosciences, Inc. (b)	171	3,885
Catalent, Inc. (b)	900	59,139
Catalyst Pharmaceuticals, Inc. (b)	507	8,406
Celldex Therapeutics, Inc. (b)	262	9,427
Centene Corp. (b)	2,831	178,947
Cerevel Therapeutics Holdings, Inc. (b)	359	8,756
Certara, Inc. (b)	411	9,909
Charles River Laboratories International, Inc. (b)	277	55,904
Chemed Corp.	75	40,331
Chinook Therapeutics, Inc. (b)	249	5,764
Cincor Pharmaceuticals, Inc. (b)(d)(e)	146	–
Codexis, Inc. (b)	115	476
Cogent Biosciences, Inc. (b)	343	3,701
Coherus Biosciences, Inc. (b)	508	3,475
Collegium Pharmaceutical, Inc. (b)	293	7,029
Computer Programs and Systems, Inc. (b)	100	3,020
Concert Pharmaceuticals, Inc. (b)(d)(e)	9,764	–
CONMED Corp.	169	17,552
Corcept Therapeutics, Inc. (b)	430	9,314
CorVel Corp. (b)	34	6,469
Crinetics Pharmaceuticals, Inc. (b)	270	4,336
Cross Country Healthcare, Inc. (b)	193	4,308
CryoPort, Inc. (b)	420	10,080
CTI BioPharma Corp. (b)	843	3,541
Cutera, Inc. (b)	103	2,433
CVS Health Corp.	6,662	495,053
Cytek Biosciences, Inc. (b)	397	3,648
Cytokinetics, Inc. (b)	470	16,539
Danaher Corp.	3,453	870,294
DaVita, Inc. (b)	485	39,338
Day One Biopharmaceuticals, Inc. (b)	242	3,236
Deciphera Pharmaceuticals, Inc. (b)	330	5,098
Definitive Healthcare Corp. (b)	302	3,120
Denali Therapeutics, Inc. (b)	627	14,446
DENTSPLY SIRONA, Inc.	1,122	44,072
Design Therapeutics, Inc. (b)	297	1,714
Dexcom, Inc. (b)	1,964	228,178
DocGo, Inc. (b)	469	4,057
Doximity, Inc. - Class A (b)	498	16,125
Dynavax Technologies Corp. (b)	1,003	9,839
Editas Medicine, Inc. (b)	320	2,320
Edwards Lifesciences Corp. (b)	3,124	258,449
Elanco Animal Health, Inc. (b)	2,580	24,252
Elevance Health, Inc.	1,232	566,486
Eli Lilly & Co.	4,388	1,506,927
Embecta Corp.	345	9,701
Emergent BioSolutions, Inc. (b)	293	3,035
Enanta Pharmaceuticals, Inc. (b)	103	4,165
Encompass Health Corp.	573	30,999
Enhabit, Inc. (b)	236	3,283
Enovis Corp. (b)	195	10,431
Envista Holdings Corp. (b)	798	32,622
Establishment Labs Holdings, Inc. (b)	112	7,587
Evolent Health, Inc. - Class A (b)	415	13,467
Exact Sciences Corp. (b)	1,003	68,013
Exelixis, Inc. (b)	1,809	35,113
Fate Therapeutics, Inc. (b)	590	3,363
FibroGen, Inc. (b)	463	8,640
Figs, Inc. - Class A (b)	673	4,166
GE HealthCare Technologies, Inc. (b)	1,941	159,220
Gilead Sciences, Inc.	6,467	536,567
Glaukos Corp. (b)	280	14,028
Globus Medical, Inc. - Class A (b)	389	22,033
Guardant Health, Inc. (b)	570	13,361
Haemonetics Corp. (b)	250	20,687
Halozyme Therapeutics, Inc. (b)	732	27,955
Harmony Biosciences Holdings, Inc. (b)	168	5,485
HCA Healthcare, Inc.	1,063	280,292
Health Catalyst, Inc. (b)	60	700
HealthEquity, Inc. (b)	430	25,245
HealthStream, Inc. (b)	231	6,260
Henry Schein, Inc. (b)	689	56,181
Heska Corp. (b)	100	9,762
Hims & Hers Health, Inc. (b)	1,021	10,128
Hologic, Inc. (b)	1,326	107,008
Horizon Therapeutics PLC (b)	1,140	124,420
Humana, Inc.	649	315,064
ICON PLC (b)	423	90,349
ICU Medical, Inc. (b)	100	16,496
IDEXX Laboratories, Inc. (b)	423	211,534
Illumina, Inc. (b)	844	196,272
ImmunoGen, Inc. (b)	859	3,299
Inari Medical, Inc. (b)	276	17,040
Incyte Corp. (b)	1,194	86,290
Inhibrx, Inc. (b)	155	2,925
Innoviva, Inc. (b)	646	7,267
Inogen, Inc. (b)	213	2,658
Insmed, Inc. (b)	760	12,958
Inspire Medical Systems, Inc. (b)	164	38,387
Insulet Corp. (b)	368	117,377
Integer Holdings Corp. (b)	148	11,470
Integra LifeSciences Holdings Corp. (b)	378	21,701
Intellia Therapeutics, Inc. (b)	460	17,144
Intercept Pharmaceuticals, Inc. (b)	137	1,840
Intra-Cellular Therapies, Inc. (b)	453	24,530
Intuitive Surgical, Inc. (b)	1,799	459,591
Ionis Pharmaceuticals, Inc. (b)	700	25,018
Iovance Biotherapeutics, Inc. (b)	770	4,705
IQVIA Holdings, Inc. (b)	971	193,122
iRhythm Technologies, Inc. (b)	166	20,589
Ironwood Pharmaceuticals, Inc. - Class A (b)	1,000	10,520
iTeos Therapeutics, Inc. (b)	258	3,511
IVERIC bio, Inc. (b)	655	15,936
Jazz Pharmaceuticals PLC (b)	316	46,240
Johnson & Johnson	13,512	2,094,360
Karuna Therapeutics, Inc. (b)	136	24,703
Keros Therapeutics, Inc. (b)	124	5,295
Kodiak Sciences, Inc. (b)	300	1,860
Krystal Biotech, Inc. (b)	108	8,646
Kura Oncology, Inc. (b)	403	4,929
Kymera Therapeutics, Inc. (b)	142	4,207
Laboratory Corp. of America Holdings	469	107,598
Lantheus Holdings, Inc. (b)	358	29,556
Legend Biotech Corp. - ADR (b)	1,704	82,167
LeMaitre Vascular, Inc.	104	5,353
LifeStance Health Group, Inc. (b)	653	4,852
Ligand Pharmaceuticals, Inc. (b)	111	8,165
Madrigal Pharmaceuticals, Inc. (b)	60	14,536
MannKind Corp. (b)	3,341	13,698
Maravai LifeSciences Holdings, Inc. - Class A (b)	659	9,233
Masimo Corp. (b)	259	47,796
McKesson Corp.	710	252,795
Medpace Holdings, Inc. (b)	122	22,942
Medtronic PLC	6,901	556,359
Merck & Co., Inc.	13,154	1,399,454
Merit Medical Systems, Inc. (b)	298	22,037
Mersana Therapeutics, Inc. (b)	640	2,630
Mesa Laboratories, Inc.	34	5,941
Mettler-Toledo International, Inc. (b)	114	174,444
Mirati Therapeutics, Inc. (b)	277	10,299
Moderna, Inc. (b)	1,708	262,315
ModivCare, Inc. (b)	60	5,045
Molina Healthcare, Inc. (b)	308	82,387
Morphic Holding, Inc. (b)	173	6,512
Myriad Genetics, Inc. (b)	450	10,453
NanoString Technologies, Inc. (b)	300	2,970
Natera, Inc. (b)	550	30,536
National HealthCare Corp.	67	3,891
National Research Corp.	128	5,569
Neogen Corp. (b)	1,159	21,465
NeoGenomics, Inc. (b)	690	12,013
Neurocrine Biosciences, Inc. (b)	510	51,622
Nevro Corp. (b)	162	5,856
NextGen Healthcare, Inc. (b)	305	5,310
Novavax, Inc. (b)(c)	757	5,246
Nurix Therapeutics, Inc. (b)	394	3,499
Nuvalent, Inc. - Class A (b)	258	6,731
NuVasive, Inc. (b)	290	11,980
Oak Street Health, Inc. (b)	617	23,866
Omniab, Inc. (b)(d)(e)	42	–
Omniab, Inc. (b)(d)(e)	42	–
OmniAb, Inc. (b)	543	1,998
Omnicell, Inc. (b)	252	14,785
Option Care Health, Inc. (b)	766	24,336
Organon & Co.	1,281	30,129
OrthoPediatrics Corp. (b)	105	4,650
Outset Medical, Inc. (b)	205	3,772
Owens & Minor, Inc. (b)	312	4,540
Pacific Biosciences of California, Inc. (b)	1,120	12,970
Pacira BioSciences, Inc. (b)	279	11,386
Patterson Cos., Inc.	463	12,394
PDS Biotechnology Corp. (b)	151	929
Pediatrix Medical Group, Inc. (b)	600	8,946
Penumbra, Inc. (b)(c)	196	54,623
PerkinElmer, Inc.	667	88,884
Perrigo Co. PLC	698	25,037
Pfizer, Inc.	29,124	1,188,259
Phreesia, Inc. (b)	360	11,624
Pliant Therapeutics, Inc. (b)	222	5,905
Point Biopharma Global, Inc. (b)	651	4,733
Premier, Inc. - Class A	627	20,296
Prestige Consumer Healthcare, Inc. (b)	271	16,973
Privia Health Group, Inc. (b)	437	12,066
PROCEPT BioRobotics Corp. (b)	289	8,208
Progyny, Inc. (b)	390	12,527
Prometheus Biosciences, Inc. (b)	327	35,094
Prothena Corp. PLC (b)	576	27,919
PTC Therapeutics, Inc. (b)	372	18,020
Pulmonx Corp. (b)	288	3,220
Quest Diagnostics, Inc.	540	76,399
QuidelOrtho Corp. (b)	264	23,520
R1 RCM, Inc. (b)(c)	929	13,935
RadNet, Inc. (b)	264	6,608
RAPT Therapeutics, Inc. (b)	205	3,762
Reata Pharmaceuticals, Inc. - Class A (b)	130	11,820
Recursion Pharmaceuticals, Inc. - Class A (b)	452	3,015
Regeneron Pharmaceuticals, Inc. (b)	538	442,058
REGENXBIO, Inc. (b)	218	4,122
Relay Therapeutics, Inc. (b)	410	6,753
Repligen Corp. (b)	300	50,508
Replimune Group, Inc. (b)	282	4,980
ResMed, Inc.	777	170,155
Revance Therapeutics, Inc. (b)	365	11,757
REVOLUTION Medicines, Inc. (b)	530	11,480
Rhythm Pharmaceuticals, Inc. (b)	231	4,121
Rocket Pharmaceuticals, Inc. (b)	400	6,852
Royalty Pharma PLC - Class A	1,915	68,997
Sage Therapeutics, Inc. (b)	300	12,588
Sarepta Therapeutics, Inc. (b)	463	63,815
Schrodinger, Inc. (b)	309	8,136
Seagen, Inc. (b)	945	191,334
Select Medical Holdings Corp.	641	16,570
Seres Therapeutics, Inc. (b)	762	4,321
Shockwave Medical, Inc. (b)	189	40,981
SI-BONE, Inc. (b)	281	5,527
Silk Road Medical, Inc. (b)	175	6,848
Simulations Plus, Inc.	97	4,262
Sotera Health Co. (b)	261	4,674
SpringWorks Therapeutics, Inc. (b)	280	7,207
STAAR Surgical Co. (b)	280	17,906
STERIS PLC	510	97,553
Stryker Corp.	1,846	526,978
Supernus Pharmaceuticals, Inc. (b)	275	9,963
Surgery Partners, Inc. (b)	254	8,755
Syndax Pharmaceuticals, Inc. (b)	180	3,802
Syneos Health, Inc. (b)	300	10,686
Tandem Diabetes Care, Inc. (b)	348	14,132
Teladoc Health, Inc. (b)	839	21,730
Teleflex, Inc.	252	63,834
Tenet Healthcare Corp. (b)	448	26,620
TG Therapeutics, Inc. (b)	795	11,957
The Cigna Group	1,510	385,850
The Cooper Cos., Inc.	264	98,567
The Ensign Group, Inc.	300	28,662
The Pennant Group, Inc. (b)	150	2,142
Thermo Fisher Scientific, Inc.	1,999	1,152,164
TransMedics Group, Inc. (b)	156	11,814
Travere Therapeutics, Inc. (b)	326	7,332
Treace Medical Concepts, Inc. (b)	218	5,491
Twist Bioscience Corp. (b)	260	3,921
UFP Technologies, Inc. (b)	56	7,271
Ultragenyx Pharmaceutical, Inc. (b)	421	16,882
United Therapeutics Corp. (b)	246	55,094
UnitedHealth Group, Inc.	4,840	2,287,336
Universal Health Services, Inc. - Class B	335	42,578
US Physical Therapy, Inc.	93	9,106
Vanda Pharmaceuticals, Inc. (b)	481	3,266
Varex Imaging Corp. (b)	282	5,130
Vaxcyte, Inc. (b)	269	10,082
Veeva Systems, Inc. - Class A (b)	748	137,475
Ventyx Biosciences, Inc. (b)	137	4,589
Veracyte, Inc. (b)	440	9,812
Veradigm, Inc. (b)	432	5,638
Vericel Corp. (b)	230	6,744
Vertex Pharmaceuticals, Inc. (b)	1,342	422,824
Verve Therapeutics, Inc. (b)	193	2,783
Viatris, Inc.	6,423	61,789
Viking Therapeutics, Inc. (b)	643	10,706
Vir Biotechnology, Inc. (b)	580	13,497
Viridian Therapeutics, Inc. (b)	242	6,156
Waters Corp. (b)	321	99,391
West Pharmaceutical Services, Inc.	393	136,163
Xencor, Inc. (b)	269	7,502
Zentalis Pharmaceuticals, Inc. (b)	312	5,366
Zimmer Biomet Holdings, Inc.	1,054	136,177
Zimvie, Inc. (b)	127	918
Zoetis, Inc.	2,399	399,290
		29,416,861
Industrials - 9.8%
3D Systems Corp. (b)	848	9,091
3M Co.	2,856	300,194
A O Smith Corp.	716	49,511
AAON, Inc.	253	24,463
AAR Corp. (b)	187	10,201
ABM Industries, Inc.	382	17,167
ACCO Brands Corp.	825	4,389
Acuity Brands, Inc.	177	32,343
ACV Auctions, Inc. - Class A (b)	743	9,592
Advanced Drainage Systems, Inc.	399	33,600
AECOM	749	63,156
Aerojet Rocketdyne Holdings, Inc. (b)	400	22,468
AeroVironment, Inc. (b)	126	11,549
AGCO Corp.	346	46,779
Air Lease Corp.	600	23,622
Air Transport Services Group, Inc. (b)	401	8,353
Alamo Group, Inc.	63	11,602
Alaska Air Group, Inc. (b)	714	29,959
Albany International Corp. - Class A	165	14,744
Alight, Inc. - Class A (b)	1,001	9,219
Allegiant Travel Co. (b)	73	6,715
Allegion PLC	451	48,135
Allison Transmission Holdings, Inc.	511	23,118
Ameresco, Inc. - Class A (b)	163	8,023
American Airlines Group, Inc. (b)	3,451	50,902
American Woodmark Corp. (b)	130	6,769
AMETEK, Inc.	1,219	177,157
Apogee Enterprises, Inc.	118	5,103
Applied Industrial Technologies, Inc.	217	30,842
ArcBest Corp.	150	13,863
Arcosa, Inc.	273	17,229
Armstrong World Industries, Inc.	259	18,451
Array Technologies, Inc. (b)	750	16,410
ASGN, Inc. (b)	250	20,667
Astec Industries, Inc.	200	8,250
Atkore, Inc. (b)	215	30,203
Automatic Data Processing, Inc.	2,106	468,859
Avis Budget Group, Inc. (b)	200	38,960
Axon Enterprise, Inc. (b)	355	79,822
AZZ, Inc.	130	5,361
Babcock & Wilcox Enterprises, Inc. (b)	730	4,424
Barnes Group, Inc.	273	10,996
Barrett Business Services, Inc.	62	5,496
Beacon Roofing Supply, Inc. (b)	310	18,243
Blink Charging Co. (b)(c)	637	5,510
Bloom Energy Corp. - Class A (b)	908	18,096
Boise Cascade Co.	214	13,535
Booz Allen Hamilton Holding Corp.	696	64,512
Brady Corp. - Class A	261	14,024
Broadridge Financial Solutions, Inc.	610	89,408
Builders FirstSource, Inc. (b)	701	62,235
BWX Technologies, Inc.	491	30,953
CACI International, Inc. - Class A (b)	124	36,739
Carlisle Cos., Inc.	275	62,169
Carrier Global Corp.	4,288	196,176
Casella Waste Systems, Inc. - Class A (b)	276	22,814
Caterpillar, Inc.	2,679	613,062
CBIZ, Inc. (b)	220	10,888
CH Robinson Worldwide, Inc.	641	63,696
ChargePoint Holdings, Inc. (b)(c)	1,053	11,025
Chart Industries, Inc. (b)	198	24,829
Cintas Corp.	446	206,355
Clean Harbors, Inc. (b)	252	35,925
Columbus McKinnon Corp.	101	3,753
Comfort Systems USA, Inc.	188	27,440
Concentrix Corp.	232	28,200
Construction Partners, Inc. - Class A (b)	212	5,711
Copart, Inc. (b)	2,250	169,222
Core & Main, Inc. - Class A (b)	325	7,507
CoreCivic, Inc. (b)	799	7,351
CoStar Group, Inc. (b)	2,150	148,028
CRA International, Inc.	54	5,822
Crane Holdings Co.	260	29,510
CSG Systems International, Inc.	167	8,968
CSW Industrials, Inc.	73	10,142
CSX Corp.	10,701	320,388
Cummins, Inc.	697	166,499
Curtiss-Wright Corp.	191	33,666
Deere & Co.	1,537	634,597
Delta Air Lines, Inc. (b)	3,462	120,893
Deluxe Corp.	200	3,200
Donaldson Co., Inc.	656	42,863
Douglas Dynamics, Inc.	169	5,389
Dover Corp.	683	103,775
Driven Brands Holdings, Inc. (b)	420	12,730
Dun & Bradstreet Holdings, Inc.	1,103	12,949
DXP Enterprises, Inc. (b)	100	2,692
Dycom Industries, Inc. (b)	152	14,235
Eagle Bulk Shipping, Inc.	106	4,823
Eaton Corp. PLC	2,071	354,845
EMCOR Group, Inc.	271	44,062
Emerson Electric Co.	3,024	263,511
Encore Wire Corp.	104	19,274
Energy Recovery, Inc. (b)	281	6,477
Enerpac Tool Group Corp.	290	7,395
EnerSys	202	17,550
Ennis, Inc.	50	1,055
Enovix Corp. (b)(c)	827	12,331
EnPro Industries, Inc.	118	12,259
Equifax, Inc.	644	130,629
Esab Corp.	332	19,611
ESCO Technologies, Inc.	136	12,981
Evoqua Water Technologies Corp. (b)	588	29,235
ExlService Holdings, Inc. (b)	173	27,997
Expeditors International of Washington, Inc.	772	85,013
Exponent, Inc.	271	27,016
Fastenal Co.	2,888	155,779
Federal Signal Corp.	319	17,293
FedEx Corp.	1,204	275,102
First Advantage Corp. (b)	366	5,109
Flowserve Corp.	701	23,834
Fluence Energy, Inc. (b)	309	6,257
Fluor Corp. (b)	805	24,883
Fortive Corp.	1,838	125,296
Fortune Brands Innovations, Inc.	726	42,638
Forward Air Corp.	152	16,380
Franklin Covey Co. (b)	104	4,001
Franklin Electric Co., Inc.	206	19,385
FTI Consulting, Inc. (b)	180	35,523
Gates Industrial Corp. PLC (b)	835	11,598
GATX Corp.	168	18,483
Generac Holdings, Inc. (b)	330	35,643
General Dynamics Corp.	1,411	322,004
General Electric Co.	5,823	556,679
Genpact Ltd.	939	43,401
Gibraltar Industries, Inc. (b)	138	6,693
Global Industrial Co.	10	268
GMS, Inc. (b)	240	13,894
Graco, Inc.	871	63,592
GrafTech International Ltd.	521	2,532
Granite Construction, Inc.	114	4,683
Great Lakes Dredge & Dock Corp. (b)	638	3,464
Griffon Corp.	260	8,323
GXO Logistics, Inc. (b)	623	31,437
H&E Equipment Services, Inc.	166	7,342
Hawaiian Holdings, Inc. (b)	325	2,977
Hayward Holdings, Inc. (b)	699	8,192
Healthcare Services Group, Inc.	375	5,201
Heartland Express, Inc.	340	5,413
HEICO Corp.	196	33,524
HEICO Corp. - Class A	396	53,816
Heidrick & Struggles International, Inc.	178	5,404
Helios Technologies, Inc.	150	9,810
Herc Holdings, Inc.	143	16,288
Heritage-Crystal Clean, Inc. (b)	162	5,769
Hertz Global Holdings, Inc. (b)	1,622	26,422
Hexcel Corp.	320	21,840
Hillenbrand, Inc.	325	15,447
Hillman Solutions Corp. (b)	706	5,945
HNI Corp.	274	7,628
Honeywell International, Inc.	3,466	662,422
Howmet Aerospace, Inc.	2,169	91,901
Hub Group, Inc. - Class A (b)	143	12,003
Hubbell, Inc.	285	69,343
Huntington Ingalls Industries, Inc.	202	41,818
Huron Consulting Group, Inc. (b)	109	8,760
ICF International, Inc.	97	10,641
IDEX Corp.	405	93,567
IES Holdings, Inc. (b)	60	2,585
Illinois Tool Works, Inc.	1,574	383,190
Ingersoll Rand, Inc.	2,012	117,058
Insperity, Inc.	190	23,095
Insteel Industries, Inc.	178	4,952
Interface, Inc.	483	3,922
ITT, Inc.	439	37,886
Jacobs Solutions, Inc.	641	75,324
Janus International Group, Inc. (b)	533	5,255
JB Hunt Transport Services, Inc.	440	77,202
JELD-WEN Holding, Inc. (b)	547	6,925
JetBlue Airways Corp. (b)	1,750	12,740
Joby Aviation, Inc. (b)	2,151	9,335
John Bean Technologies Corp.	151	16,503
Johnson Controls International PLC	3,587	216,009
Kadant, Inc.	69	14,388
Kaman Corp.	168	3,840
KAR Auction Services, Inc. (b)	715	9,781
KBR, Inc.	738	40,627
Kelly Services, Inc. - Class A	348	5,773
Kennametal, Inc.	475	13,101
Kforce, Inc.	69	4,364
Kirby Corp. (b)	300	20,910
Knight-Swift Transportation Holdings, Inc.	844	47,754
Korn Ferry	323	16,712
Kratos Defense & Security Solutions, Inc. (b)	758	10,218
L3Harris Technologies, Inc.	973	190,942
Landstar System, Inc.	193	34,597
Legalzoom.com, Inc. (b)	783	7,345
Leidos Holdings, Inc.	672	61,864
Lennox International, Inc.	167	41,964
Lincoln Electric Holdings, Inc.	294	49,715
Lindsay Corp.	58	8,766
Lockheed Martin Corp.	1,324	625,895
Lyft, Inc. - Class A (b)	1,606	14,888
ManpowerGroup, Inc.	256	21,128
Marten Transport Ltd.	308	6,453
Masco Corp.	1,075	53,449
Masonite International Corp. (b)	115	10,439
MasTec, Inc. (b)	333	31,449
Masterbrand, Inc. (b)	726	5,837
Matson, Inc.	175	10,442
Matthews International Corp. - Class A	100	3,606
Maxar Technologies, Inc.	464	23,692
Maximus, Inc.	347	27,309
McGrath RentCorp	114	10,637
MDU Resources Group, Inc.	1,115	33,985
Mercury Systems, Inc. (b)	345	17,636
MillerKnoll, Inc.	460	9,407
Montrose Environmental Group, Inc. (b)	194	6,920
Moog, Inc. - Class A	165	16,624
MRC Global, Inc. (b)	586	5,696
MSA Safety, Inc.	195	26,033
MSC Industrial Direct Co., Inc. - Class A	245	20,580
Mueller Industries, Inc.	300	22,044
Mueller Water Products, Inc. - Class A	622	8,671
MYR Group, Inc. (b)	77	9,703
NEXTracker, Inc. - Class A (b)	305	11,059
Nordson Corp.	282	62,677
Norfolk Southern Corp.	1,159	245,708
Northrop Grumman Corp.	784	361,988
NOW, Inc. (b)	649	7,236
NV5 Global, Inc. (b)	99	10,293
nVent Electric PLC	873	37,487
Old Dominion Freight Line, Inc.	485	165,307
Oshkosh Corp.	350	29,113
Otis Worldwide Corp.	2,152	181,629
Owens Corning	466	44,643
PACCAR, Inc.	2,652	194,126
Parker-Hannifin Corp.	651	218,808
Parsons Corp. (b)	550	24,607
Paychex, Inc.	1,521	174,291
PGT Innovations, Inc. (b)	305	7,659
Plug Power, Inc. (b)	2,593	30,390
Primoris Services Corp.	238	5,869
Proto Labs, Inc. (b)	130	4,309
Quanex Building Products Corp.	247	5,318
Quanta Services, Inc.	762	126,980
Raytheon Technologies Corp.	7,600	744,268
RBC Bearings, Inc. (b)	145	33,746
Regal Rexnord Corp.	344	48,411
Republic Services, Inc.	1,080	146,038
Resideo Technologies, Inc. (b)	758	13,856
Resources Connection, Inc.	200	3,412
Robert Half International, Inc.	582	46,892
Rocket Lab USA, Inc. (b)	2,043	8,254
Rockwell Automation, Inc.	584	171,375
Rollins, Inc.	1,268	47,588
Rush Enterprises, Inc. - Class A	228	12,449
RXO, Inc. (b)	636	12,491
Ryder System, Inc.	243	21,685
Saia, Inc. (b)	135	36,731
Schneider National, Inc. - Class B	218	5,832
Science Applications International Corp.	286	30,734
Sensata Technologies Holding PLC	783	39,166
Shoals Technologies Group, Inc. - Class A (b)	700	15,953
Simpson Manufacturing Co., Inc.	238	26,094
SiteOne Landscape Supply, Inc. (b)	230	31,480
SkyWest, Inc. (b)	375	8,314
Snap-on, Inc.	280	69,129
Southwest Airlines Co.	3,221	104,811
SP Plus Corp. (b)	148	5,075
Spirit AeroSystems Holdings, Inc. - Class A	700	24,171
Spirit Airlines, Inc.	540	9,272
SPX Technologies, Inc. (b)	115	8,117
SS&C Technologies Holdings, Inc.	1,190	67,199
Standex International Corp.	50	6,122
Stanley Black & Decker, Inc.	777	62,611
Steelcase, Inc. - Class A	689	5,801
Stem, Inc. (b)(c)	703	3,986
Stericycle, Inc. (b)	494	21,543
Sterling Check Corp. (b)	444	4,951
Sterling Infrastructure, Inc. (b)	214	8,106
Sun Country Airlines Holdings, Inc. (b)	326	6,683
SunPower Corp. (b)	450	6,228
Sunrun, Inc. (b)	1,120	22,568
TaskUS, Inc. - Class A (b)	263	3,798
Tennant Co.	99	6,784
Terex Corp.	353	17,078
Tetra Tech, Inc.	283	41,576
Textainer Group Holdings Ltd.	155	4,977
Textron, Inc.	1,123	79,317
The AZEK Co., Inc. (b)	791	18,620
The Boeing Co. (b)	3,111	660,870
The Brink's Co.	291	19,439
The GEO Group, Inc. (b)	632	4,986
The Gorman-Rupp Co.	182	4,550
The Greenbrier Cos., Inc.	200	6,434
The Manitowoc Co., Inc. (b)	268	4,580
The Middleby Corp. (b)	290	42,517
The Shyft Group, Inc.	75	1,706
The Timken Co.	375	30,645
The Toro Co.	561	62,361
Thermon Group Holdings, Inc. (b)	308	7,675
Titan International, Inc. (b)	375	3,930
Titan Machinery, Inc. (b)	167	5,085
Trane Technologies PLC	1,188	218,568
TransDigm Group, Inc.	274	201,952
TransUnion	955	59,344
Trex Co., Inc. (b)	600	29,202
TriNet Group, Inc. (b)	310	24,989
Trinity Industries, Inc.	359	8,745
Triumph Group, Inc. (b)	196	2,272
TrueBlue, Inc. (b)	55	979
TTEC Holdings, Inc.	54	2,010
Tutor Perini Corp. (b)	200	1,234
Uber Technologies, Inc. (b)	9,749	309,043
UFP Industries, Inc.	321	25,510
U-Haul Holding Co.	29	1,730
U-Haul Holding Co.	441	22,866
UniFirst Corp.	86	15,156
Union Pacific Corp.	3,147	633,365
United Airlines Holdings, Inc. (b)	1,705	75,446
United Parcel Service, Inc. - Class B	3,786	734,446
United Rentals, Inc.	364	144,057
Univar Solutions, Inc. (b)	886	31,037
Upwork, Inc. (b)	512	5,796
Valmont Industries, Inc.	118	37,675
Verisk Analytics, Inc.	779	149,459
Veritiv Corp. (c)	97	13,109
Verra Mobility Corp. (b)	693	11,726
Vertiv Holdings Co.	1,638	23,440
Viad Corp. (b)	100	2,084
Vicor Corp. (b)	165	7,745
Virgin Galactic Holdings, Inc. (b)(c)	1,055	4,273
Wabash National Corp.	348	8,557
Waste Management, Inc.	2,035	332,051
Watsco, Inc.	182	57,905
Watts Water Technologies, Inc. - Class A	158	26,595
Werner Enterprises, Inc.	250	11,373
WESCO International, Inc.	221	34,153
Westinghouse Air Brake Technologies Corp.	940	94,996
WillScot Mobile Mini Holdings Corp. (b)	1,123	52,646
Woodward, Inc.	305	29,698
WW Grainger, Inc.	227	156,360
Xometry, Inc. - Class A (b)	141	2,111
XPO, Inc. (b)	636	20,288
Xylem, Inc.	889	93,078
Zurn Elkay Water Solutions Corp.	730	15,593
		20,772,586
Information Technology - 24.5%
8x8, Inc. (b)	230	959
A10 Networks, Inc.	327	5,065
Accenture PLC - Class A	3,416	976,327
ACI Worldwide, Inc. (b)	560	15,109
ACM Research, Inc. - Class A (b)	378	4,423
Adeia, Inc.	799	7,079
Adobe, Inc. (b)	2,351	906,005
ADTRAN Holdings, Inc.	374	5,932
Advanced Energy Industries, Inc.	213	20,874
Advanced Micro Devices, Inc. (b)	8,282	811,719
Agilysys, Inc. (b)	128	10,561
Akamai Technologies, Inc. (b)	856	67,025
Alarm.com Holdings, Inc. (b)	253	12,721
Alkami Technology, Inc. (b)	304	3,849
Allegro MicroSystems, Inc. (b)	447	21,452
Alpha & Omega Semiconductor Ltd. (b)	148	3,989
Altair Engineering, Inc. - Class A (b)	274	19,758
Alteryx, Inc. - Class A (b)	313	18,417
Ambarella, Inc. (b)	160	12,387
Amdocs Ltd.	626	60,115
American Software, Inc. - Class A	309	3,896
Amkor Technology, Inc.	587	15,274
Amphenol Corp. - Class A	3,029	247,530
Amplitude, Inc. - Class A (b)	314	3,906
Analog Devices, Inc.	2,624	517,505
ANSYS, Inc. (b)	458	152,422
Appfolio, Inc. - Class A (b)	110	13,693
Appian Corp. - Class A (b)	213	9,453
Apple, Inc.	82,091	13,536,806
Applied Materials, Inc.	4,374	537,258
AppLovin Corp. - Class A (b)	548	8,631
Arista Networks, Inc. (b)	1,203	201,936
Arrow Electronics, Inc. (b)	275	34,339
Asana, Inc. - Class A (b)	399	8,431
Aspen Technology, Inc. (b)	136	31,126
Atlassian Corp. - Class A (b)	771	131,972
Autodesk, Inc. (b)	1,115	232,098
Avid Technology, Inc. (b)	194	6,204
Avnet, Inc.	458	20,702
Axcelis Technologies, Inc. (b)	183	24,385
Badger Meter, Inc.	168	20,466
Belden, Inc.	229	19,870
Benchmark Electronics, Inc.	136	3,222
Bentley Systems, Inc. - Class B	1,054	45,311
BigCommerce Holdings, Inc. (b)	323	2,888
BILL Holdings, Inc. (b)	562	45,601
Black Knight, Inc. (b)	812	46,739
Blackbaud, Inc. (b)	200	13,860
Blackline, Inc. (b)	240	16,116
Box, Inc. - Class A (b)	708	18,967
Braze, Inc. - Class A (b)	205	7,087
Broadcom, Inc.	2,124	1,362,631
C3.ai, Inc. - Class A (b)(c)	434	14,569
Cadence Design Systems, Inc. (b)	1,409	296,017
Calix, Inc. (b)	308	16,506
CCC Intelligent Solutions Holdings, Inc. (b)	595	5,337
CDW Corp.	721	140,516
Cerence, Inc. (b)	271	7,612
Ceridian HCM Holding, Inc. (b)	780	57,112
CEVA, Inc. (b)	176	5,356
Ciena Corp. (b)	821	43,119
Cirrus Logic, Inc. (b)	292	31,939
Cisco Systems, Inc.	21,337	1,115,392
Clear Secure, Inc. - Class A	319	8,348
Clearfield, Inc. (b)	62	2,888
Clearwater Analytics Holdings, Inc. - Class A (b)	295	4,708
Cloudflare, Inc. - Class A (b)	1,488	91,750
Cognex Corp.	895	44,347
Cognizant Technology Solutions Corp. - Class A	2,585	157,504
Coherent Corp. (b)	636	24,219
Cohu, Inc. (b)	226	8,676
CommScope Holding Co., Inc. (b)	1,150	7,325
CommVault Systems, Inc. (b)	265	15,036
Comtech Telecommunications Corp.	100	1,248
Confluent, Inc. - Class A (b)	748	18,004
Consensus Cloud Solutions, Inc. (b)	108	3,682
Corning, Inc.	4,080	143,942
Corsair Gaming, Inc. (b)	381	6,991
Crowdstrike Holdings, Inc. - Class A (b)	1,129	154,967
CTS Corp.	213	10,535
Datadog, Inc. - Class A (b)	1,373	99,762
Dell Technologies, Inc. - Class C	1,300	52,273
Digi International, Inc. (b)	182	6,130
Digital Turbine, Inc. (b)	456	5,636
DigitalOcean Holdings, Inc. (b)	301	11,790
Diodes, Inc. (b)	233	21,613
DocuSign, Inc. (b)	1,055	61,506
Dolby Laboratories, Inc. - Class A	300	25,626
Domo, Inc. - Class B (b)	254	3,604
DoubleVerify Holdings, Inc. (b)	352	10,613
Dropbox, Inc. - Class A (b)	1,403	30,333
DXC Technology Co. (b)	1,118	28,576
Dynatrace, Inc. (b)	1,049	44,373
E2open Parent Holdings, Inc. (b)	1,231	7,164
Ebix, Inc.	31	409
eGain Corp. (b)	150	1,138
Elastic NV (b)	391	22,639
Embark Technology, Inc. (b)	135	379
Enphase Energy, Inc. (b)	705	148,247
Entegris, Inc.	791	64,870
Envestnet, Inc. (b)	268	15,724
EPAM Systems, Inc. (b)	290	86,710
ePlus, Inc. (b)	191	9,367
Everbridge, Inc. (b)	190	6,587
Expensify, Inc. - Class A (b)	319	2,600
Extreme Networks, Inc. (b)	685	13,097
F5, Inc. (b)	311	45,310
Fair Isaac Corp. (b)	123	86,431
FARO Technologies, Inc. (b)	170	4,184
Fastly, Inc. - Class A (b)	589	10,461
First Solar, Inc. (b)	522	113,535
Five9, Inc. (b)	400	28,916
Flex Ltd. (b)	2,317	53,314
FormFactor, Inc. (b)	480	15,288
Fortinet, Inc. (b)	3,688	245,104
Freshworks, Inc. - Class A (b)	733	11,259
Gartner, Inc. (b)	369	120,209
Gen Digital, Inc.	3,017	51,772
Gitlab, Inc. - Class A (b)	395	13,545
GLOBALFOUNDRIES, Inc. (b)(c)	403	29,089
GoDaddy, Inc. - Class A (b)	839	65,207
Grid Dynamics Holdings, Inc. (b)	258	2,957
Guidewire Software, Inc. (b)	358	29,374
Harmonic, Inc. (b)	547	7,981
HashiCorp, Inc. - Class A (b)	376	11,013
Hewlett Packard Enterprise Co.	6,852	109,152
HP, Inc.	5,033	147,719
HubSpot, Inc. (b)	235	100,756
Ichor Holdings Ltd. (b)	183	5,991
Impinj, Inc. (b)	105	14,230
Infinera Corp. (b)	1,521	11,803
Informatica, Inc. - Class A (b)	585	9,594
Insight Enterprises, Inc. (b)	200	28,592
Intapp, Inc. (b)	252	11,300
Intel Corp.	21,597	705,574
InterDigital, Inc.	188	13,705
International Business Machines Corp.	4,662	611,142
Intuit, Inc.	1,413	629,958
IonQ, Inc. (b)	590	3,628
IPG Photonics Corp. (b)	174	21,456
Itron, Inc. (b)	200	11,090
Jabil, Inc.	708	62,417
Jamf Holding Corp. (b)	327	6,350
JFrog Ltd. (b)	277	5,457
Juniper Networks, Inc.	1,776	61,130
Keysight Technologies, Inc. (b)	883	142,587
KLA Corp.	718	286,604
Knowles Corp. (b)	458	7,786
Kulicke & Soffa Industries, Inc.	303	15,965
Kyndryl Holdings, Inc. (b)	1,003	14,804
Lam Research Corp.	686	363,662
Lattice Semiconductor Corp. (b)	729	69,619
Littelfuse, Inc.	141	37,801
LivePerson, Inc. (b)	636	2,805
LiveRamp Holdings, Inc. (b)	450	9,868
Lumentum Holdings, Inc. (b)	357	19,282
MACOM Technology Solutions Holdings, Inc. (b)	259	18,348
Manhattan Associates, Inc. (b)	333	51,565
Marathon Digital Holdings, Inc. (b)(c)	576	5,023
Marvell Technology, Inc.	4,527	196,019
MaxLinear, Inc. (b)	475	16,725
Methode Electronics, Inc.	233	10,224
Microchip Technology, Inc.	2,777	232,657
Micron Technology, Inc.	5,640	340,318
Microsoft Corp.	37,849	10,911,867
MicroStrategy, Inc. - Class A (b)(c)	60	17,539
Mirion Technologies, Inc. (b)	829	7,080
Mitek Systems, Inc. (b)	420	4,028
MKS Instruments, Inc.	300	26,586
Model N, Inc. (b)	189	6,326
Momentive Global, Inc. (b)	363	3,383
MongoDB, Inc. (b)	347	80,893
Monolithic Power Systems, Inc.	236	118,127
Motorola Solutions, Inc.	858	245,500
N-able, Inc. (b)	505	6,666
Napco Security Technologies, Inc. (b)	177	6,652
National Instruments Corp.	703	36,844
nCino, Inc. (b)	330	8,177
NCR Corp. (b)	640	15,098
NetApp, Inc.	1,166	74,449
NETGEAR, Inc. (b)	50	925
NetScout Systems, Inc. (b)	295	8,452
New Relic, Inc. (b)	325	24,469
Novanta, Inc. (b)	179	28,477
Nutanix, Inc. - Class A (b)	1,191	30,954
NVIDIA Corp.	12,289	3,413,516
Okta, Inc. (b)	790	68,130
Olo, Inc. - Class A (b)	606	4,945
ON Semiconductor Corp. (b)	2,171	178,717
Onto Innovation, Inc. (b)	275	24,167
Oracle Corp.	8,024	745,590
OSI Systems, Inc. (b)	100	10,236
PagerDuty, Inc. (b)	430	15,041
Palantir Technologies, Inc. - Class A (b)	9,164	77,436
Palo Alto Networks, Inc. (b)	1,565	312,593
PAR Technology Corp. (b)	100	3,396
Paycom Software, Inc. (b)	274	83,299
Paycor HCM, Inc. (b)	222	5,887
Paylocity Holding Corp. (b)	213	42,340
PDF Solutions, Inc. (b)	190	8,056
Pegasystems, Inc.	300	14,544
Perficient, Inc. (b)	167	12,056
Photronics, Inc. (b)	241	3,996
Plexus Corp. (b)	130	12,684
Power Integrations, Inc.	280	23,699
PowerSchool Holdings, Inc. - Class A (b)	356	7,056
Procore Technologies, Inc. (b)	602	37,703
Progress Software Corp.	200	11,490
PROS Holdings, Inc. (b)	300	8,220
PTC, Inc. (b)	569	72,963
Pure Storage, Inc. - Class A (b)	1,477	37,678
Q2 Holdings, Inc. (b)	240	5,909
Qorvo, Inc. (b)	548	55,660
QUALCOMM, Inc.	5,785	738,050
Qualtrics International, Inc. - Class A (b)	532	9,486
Qualys, Inc. (b)	167	21,713
Rambus, Inc. (b)	500	25,630
Rapid7, Inc. (b)	364	16,711
RingCentral, Inc. - Class A (b)	260	7,974
Riot Platforms, Inc. (b)(c)	1,173	11,718
Rogers Corp. (b)	57	9,315
Roper Technologies, Inc.	539	237,532
Salesforce, Inc. (b)	5,031	1,005,093
Samsara, Inc. - Class A (b)	404	7,967
Sanmina Corp. (b)	333	20,310
ScanSource, Inc. (b)	179	5,449
Seagate Technology Holdings PLC	1,060	70,087
Semtech Corp. (b)	300	7,242
SentinelOne, Inc. - Class A (b)	993	16,245
ServiceNow, Inc. (b)	1,034	480,520
Silicon Laboratories, Inc. (b)	137	23,987
SiTime Corp. (b)	107	15,219
Skyworks Solutions, Inc.	852	100,519
SMART Global Holdings, Inc. (b)	139	2,396
Smartsheet, Inc. - Class A (b)	665	31,787
Snowflake, Inc. - Class A (b)	1,401	216,160
Sofi Technologies, Inc. (b)	3,809	23,121
Splunk, Inc. (b)	794	76,129
Sprinklr, Inc. - Class A (b)	487	6,311
Sprout Social, Inc. - Class A (b)	244	14,855
SPS Commerce, Inc. (b)	200	30,460
Squarespace, Inc. - Class A (b)	258	8,197
Sumo Logic, Inc. (b)	509	6,098
Super Micro Computer, Inc. (b)	242	25,785
Synaptics, Inc. (b)	208	23,119
Synopsys, Inc. (b)	782	302,047
TD SYNNEX Corp.	226	21,875
Teledyne Technologies, Inc. (b)	249	111,393
Tenable Holdings, Inc. (b)	625	29,694
Teradata Corp. (b)	534	21,509
Teradyne, Inc.	841	90,416
Texas Instruments, Inc.	4,701	874,433
Thoughtworks Holding, Inc. (b)	729	5,365
Trimble, Inc. (b)	1,308	68,565
TTM Technologies, Inc. (b)	488	6,583
Twilio, Inc. - Class A (b)	920	61,300
Tyler Technologies, Inc. (b)	228	80,858
UiPath, Inc. - Class A (b)	1,679	29,483
Ultra Clean Holdings, Inc. (b)	240	7,958
Unisys Corp. (b)	427	1,657
Unity Software, Inc. (b)	1,380	44,767
Universal Display Corp.	221	34,284
Varonis Systems, Inc. (b)	450	11,704
Veeco Instruments, Inc. (b)	148	3,127
Verint Systems, Inc. (b)	375	13,965
VeriSign, Inc. (b)	520	109,892
Vertex, Inc. - Class A (b)	325	6,724
Viasat, Inc. (b)	350	11,844
Viavi Solutions, Inc. (b)	1,328	14,382
Vishay Intertechnology, Inc.	806	18,232
VMware, Inc. - Class A (b)	1,103	137,710
Vontier Corp.	800	21,872
Western Digital Corp. (b)	1,673	63,022
Wolfspeed, Inc. (b)	659	42,802
Workday, Inc. - Class A (b)	1,015	209,638
Workiva, Inc. (b)	272	27,856
Xerox Holdings Corp.	828	12,751
Xperi, Inc. (b)	319	3,487
Yext, Inc. (b)	1,024	9,841
Zebra Technologies Corp. - Class A (b)	278	88,404
Zeta Global Holdings Corp. - Class A (b)	671	7,267
Zoom Video Communications, Inc. - Class A (b)	1,117	82,479
Zscaler, Inc. (b)	410	47,900
Zuora, Inc. - Class A (b)	657	6,491
		51,898,418
Materials - 2.8%
5E Advanced Materials, Inc. (b)	377	2,043
AdvanSix, Inc.	144	5,511
Air Products and Chemicals, Inc.	1,124	322,824
Albemarle Corp.	628	138,813
Alcoa Corp.	929	39,538
Alpha Metallurgical Resources, Inc.	79	12,324
American Vanguard Corp.	244	5,339
AptarGroup, Inc.	347	41,012
Arconic Corp. (b)	645	16,918
Ashland, Inc.	314	32,251
ATI, Inc. (b)	690	27,227
Avery Dennison Corp.	440	78,729
Avient Corp.	483	19,880
Axalta Coating Systems Ltd. (b)	675	20,446
Balchem Corp.	171	21,628
Ball Corp.	1,669	91,979
Berry Global Group, Inc.	557	32,807
Cabot Corp.	318	24,372
Carpenter Technology Corp.	200	8,952
Celanese Corp.	561	61,087
Century Aluminum Co. (b)	1,061	10,610
CF Industries Holdings, Inc.	1,058	76,694
Chase Corp.	58	6,074
Clearwater Paper Corp. (b)	130	4,345
Cleveland-Cliffs, Inc. (b)	2,588	47,438
Coeur Mining, Inc. (b)	2,698	10,765
Commercial Metals Co.	640	31,296
Compass Minerals International, Inc.	222	7,612
Corteva, Inc.	3,683	222,122
Crown Holdings, Inc.	631	52,190
Dow, Inc.	3,657	200,477
DuPont de Nemours, Inc.	2,635	189,114
Eagle Materials, Inc.	200	29,350
Eastman Chemical Co.	652	54,990
Ecolab, Inc.	1,296	214,527
Ecovyst, Inc. (b)	550	6,078
Element Solutions, Inc.	1,211	23,384
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	500	–
FMC Corp.	669	81,705
Freeport-McMoRan, Inc.	7,354	300,852
Graphic Packaging Holding Co.	1,752	44,659
Greif, Inc. - Class A	160	10,139
Hawkins, Inc.	135	5,910
HB Fuller Co.	268	18,345
Hecla Mining Co.	3,124	19,775
Huntsman Corp.	1,117	30,561
Ingevity Corp. (b)	207	14,805
Innospec, Inc.	129	13,244
International Flavors & Fragrances, Inc.	1,378	126,721
International Paper Co.	1,655	59,679
Kaiser Aluminum Corp.	118	8,806
Linde PLC	2,391	849,857
Livent Corp. (b)	986	21,416
Louisiana-Pacific Corp.	422	22,877
LSB Industries, Inc. (b)	333	3,440
LyondellBasell Industries NV - Class A	1,220	114,546
Martin Marietta Materials, Inc.	305	108,293
Materion Corp.	93	10,788
Mativ Holdings, Inc.	371	7,965
Minerals Technologies, Inc.	180	10,876
MP Materials Corp. (b)	646	18,211
Myers Industries, Inc.	200	4,286
NewMarket Corp.	42	15,329
Newmont Corp.	4,045	198,286
Nucor Corp.	1,299	200,657
O-I Glass, Inc. (b)	938	21,302
Olin Corp.	732	40,626
Origin Materials, Inc. (b)	935	3,992
Packaging Corp. of America	487	67,610
Piedmont Lithium, Inc. (b)	92	5,525
PPG Industries, Inc.	1,260	168,311
PureCycle Technologies, Inc. (b)	570	3,990
Quaker Chemical Corp.	74	14,648
Reliance Steel & Aluminum Co.	315	80,873
Royal Gold, Inc.	341	44,231
RPM International, Inc.	677	59,061
Ryerson Holding Corp.	173	6,294
Schnitzer Steel Industries, Inc. - Class A	162	5,038
Sealed Air Corp.	820	37,646
Sensient Technologies Corp.	230	17,609
Silgan Holdings, Inc.	400	21,468
Sonoco Products Co.	552	33,672
Southern Copper Corp.	439	33,474
Steel Dynamics, Inc.	816	92,257
Stepan Co.	97	9,994
Summit Materials, Inc. - Class A (b)	580	16,524
SunCoke Energy, Inc.	791	7,103
Sylvamo Corp.	156	7,217
The Chemours Co.	824	24,671
The Mosaic Co.	1,821	83,547
The Scotts Miracle-Gro Co.	175	12,205
The Sherwin-Williams Co.	1,248	280,513
TimkenSteel Corp. (b)	104	1,907
TriMas Corp.	223	6,213
Trinseo PLC	260	5,421
Tronox Holdings PLC	721	10,368
United States Steel Corp.	1,234	32,207
Valvoline, Inc.	1,034	36,128
Vulcan Materials Co.	706	121,121
Warrior Met Coal, Inc.	276	10,132
Westlake Corp.	157	18,209
Westrock Co.	1,284	39,123
Worthington Industries, Inc.	112	7,241
		6,000,245
Real Estate - 3.1%
Acadia Realty Trust	676	9,430
Agree Realty Corp.	517	35,471
Alexander & Baldwin, Inc.	497	9,398
Alexandria Real Estate Equities, Inc.	863	108,384
American Assets Trust, Inc.	228	4,239
American Homes 4 Rent - Class A	1,623	51,043
American Tower Corp.	2,407	491,846
Americold Realty Trust, Inc.	988	28,109
Anywhere Real Estate, Inc. (b)	595	3,142
Apartment Income REIT Corp.	833	29,830
Apartment Investment and Management Co. - Class A	826	6,352
Apple Hospitality REIT, Inc.	1,244	19,307
Armada Hoffler Properties, Inc.	467	5,515
AvalonBay Communities, Inc.	750	126,045
Boston Properties, Inc.	852	46,110
Brandywine Realty Trust	646	3,056
Brixmor Property Group, Inc.	1,591	34,238
Broadstone Net Lease, Inc.	915	15,564
Camden Property Trust	560	58,710
CareTrust REIT, Inc.	403	7,891
CBL & Associates Properties, Inc.	204	5,231
CBRE Group, Inc. - Class A (b)	1,557	113,365
Centerspace	64	3,496
Chatham Lodging Trust	425	4,458
Community Healthcare Trust, Inc.	154	5,636
Corporate Office Properties Trust	686	16,265
Cousins Properties, Inc.	839	17,938
Crown Castle, Inc.	2,203	294,850
CubeSmart	1,192	55,094
DiamondRock Hospitality Co.	1,103	8,967
Digital Realty Trust, Inc.	1,541	151,496
DigitalBridge Group, Inc.	763	9,148
Douglas Emmett, Inc.	854	10,530
Easterly Government Properties, Inc.	627	8,615
EastGroup Properties, Inc.	227	37,528
Elme Communities	425	7,590
Empire State Realty Trust, Inc. - Class A	745	4,835
EPR Properties	422	16,078
Equinix, Inc.	488	351,868
Equity Commonwealth	482	9,982
Equity LifeStyle Properties, Inc.	896	60,149
Equity Residential	1,973	118,380
Essential Properties Realty Trust, Inc.	830	20,626
Essex Property Trust, Inc.	346	72,362
eXp World Holdings, Inc. (c)	540	6,853
Extra Space Storage, Inc.	704	114,703
Farmland Partners, Inc.	384	4,109
Federal Realty Investment Trust	414	40,916
First Industrial Realty Trust, Inc.	727	38,676
Four Corners Property Trust, Inc.	497	13,349
Gaming and Leisure Properties, Inc.	1,308	68,094
Getty Realty Corp.	219	7,891
Gladstone Commercial Corp.	312	3,941
Gladstone Land Corp.	269	4,479
Global Medical REIT, Inc.	581	5,293
Global Net Lease, Inc.	703	9,041
Healthcare Realty Trust, Inc.	2,086	40,322
Healthpeak Properties, Inc.	2,894	63,581
Highwoods Properties, Inc.	510	11,827
Host Hotels & Resorts, Inc.	3,796	62,596
Hudson Pacific Properties, Inc.	815	5,420
Independence Realty Trust, Inc.	1,266	20,294
Innovative Industrial Properties, Inc.	150	11,398
InvenTrust Properties Corp.	443	10,366
Invitation Homes, Inc.	3,210	100,248
Iron Mountain, Inc.	1,543	81,640
iStar, Inc. (b)(d)	301	8,838
JBG SMITH Properties	497	7,485
Jones Lang LaSalle, Inc. (b)	269	39,137
Kennedy-Wilson Holdings, Inc.	609	10,103
Kilroy Realty Corp.	620	20,088
Kimco Realty Corp.	3,143	61,383
Kite Realty Group Trust	1,127	23,577
Lamar Advertising Co. - Class A	463	46,249
Life Storage, Inc.	448	58,728
LTC Properties, Inc.	251	8,818
LXP Industrial Trust	1,665	17,166
Marcus & Millichap, Inc.	126	4,046
Medical Properties Trust, Inc. (c)	3,394	27,899
Mid-America Apartment Communities, Inc.	613	92,588
National Health Investors, Inc.	228	11,760
National Retail Properties, Inc.	936	41,324
National Storage Affiliates Trust	458	19,135
NETSTREIT Corp.	318	5,813
Newmark Group, Inc. - Class A	765	5,416
NexPoint Residential Trust, Inc.	152	6,638
Office Properties Income Trust	228	2,804
Omega Healthcare Investors, Inc.	1,238	33,934
Orion Office REIT, Inc.	291	1,950
Outfront Media, Inc.	722	11,718
Paramount Group, Inc.	1,239	5,650
Park Hotels & Resorts, Inc.	982	12,138
Pebblebrook Hotel Trust	664	9,323
Phillips Edison & Co., Inc.	626	20,420
Physicians Realty Trust	1,241	18,528
Piedmont Office Realty Trust, Inc. - Class A	597	4,358
Plymouth Industrial REIT, Inc.	286	6,009
PotlatchDeltic Corp.	420	20,790
Prologis, Inc.	4,818	601,142
Public Storage	704	212,707
Rayonier, Inc.	777	25,843
Realty Income Corp.	3,488	220,860
Redfin Corp. (b)	630	5,708
Regency Centers Corp.	946	57,876
Retail Opportunity Investments Corp.	725	10,121
Rexford Industrial Realty, Inc.	1,095	65,317
RLJ Lodging Trust	855	9,063
RPT Realty	620	5,896
Ryman Hospitality Properties, Inc.	287	25,753
Sabra Health Care REIT, Inc.	1,058	12,167
Saul Centers, Inc.	131	5,109
SBA Communications Corp.	573	149,593
Service Properties Trust	463	4,611
Simon Property Group, Inc.	1,723	192,924
SITE Centers Corp.	809	9,935
SL Green Realty Corp. (c)	357	8,397
SPIRIT MTA REIT (b)(d)(e)	300	–
Spirit Realty Capital, Inc.	735	29,282
STAG Industrial, Inc.	961	32,501
Star Holdings (b)	78	1,362
Summit Hotel Properties, Inc.	268	1,876
Sun Communities, Inc.	648	91,290
Sunstone Hotel Investors, Inc.	940	9,287
Tanger Factory Outlet Centers, Inc.	420	8,245
Tejon Ranch Co. (b)	50	914
Terreno Realty Corp.	399	25,775
The Howard Hughes Corp. (b)	236	18,880
The Macerich Co.	1,343	14,236
The St Joe Co.	268	11,151
UDR, Inc.	1,725	70,829
UMH Properties, Inc.	256	3,786
Universal Health Realty Income Trust	117	5,629
Urban Edge Properties	447	6,732
Ventas, Inc.	2,122	91,989
Veris Residential, Inc. (b)	278	4,070
VICI Properties, Inc.	4,363	142,321
Vornado Realty Trust	895	13,756
Welltower, Inc.	2,485	178,150
Weyerhaeuser Co.	3,903	117,597
WP Carey, Inc.	1,024	79,309
Xenia Hotels & Resorts, Inc.	560	7,330
Zillow Group, Inc. - Class A (b)	352	15,382
Zillow Group, Inc. - Class C (b)	835	37,132
		6,528,850
Utilities - 2.7%
ALLETE, Inc.	284	18,281
Alliant Energy Corp.	1,377	73,532
Altus Power, Inc. (b)(c)	429	2,351
Ameren Corp.	1,376	118,873
American Electric Power Co., Inc.	2,702	245,855
American States Water Co.	220	19,556
American Water Works Co., Inc.	915	134,038
Atmos Energy Corp.	755	84,832
Avangrid, Inc.	428	17,069
Avista Corp.	333	14,136
Black Hills Corp.	353	22,274
California Water Service Group	289	16,820
CenterPoint Energy, Inc.	3,376	99,457
Chesapeake Utilities Corp.	102	13,055
Clearway Energy, Inc. - Class A	327	9,820
Clearway Energy, Inc. - Class C	471	14,756
CMS Energy Corp.	1,542	94,648
Consolidated Edison, Inc.	1,892	181,008
Constellation Energy Corp.	1,735	136,198
Dominion Energy, Inc.	4,290	239,854
DTE Energy Co.	1,103	120,823
Duke Energy Corp.	4,032	388,967
Edison International	2,046	144,427
Entergy Corp.	1,091	117,544
Essential Utilities, Inc.	1,206	52,642
Evergy, Inc.	1,252	76,522
Eversource Energy	1,841	144,077
Exelon Corp.	5,070	212,382
FirstEnergy Corp.	3,026	121,222
Hawaiian Electric Industries, Inc.	557	21,389
IDACORP, Inc.	268	29,032
MGE Energy, Inc.	224	17,398
Middlesex Water Co.	136	10,624
Montauk Renewables, Inc. (b)	328	2,581
National Fuel Gas Co.	454	26,214
New Jersey Resources Corp.	563	29,952
NextEra Energy, Inc.	10,209	786,910
NiSource, Inc.	2,199	61,484
Northwest Natural Holding Co.	223	10,606
NorthWestern Corp.	330	19,094
NRG Energy, Inc.	1,246	42,725
OGE Energy Corp.	1,042	39,242
ONE Gas, Inc.	287	22,739
Ormat Technologies, Inc.	300	25,431
Otter Tail Corp.	196	14,165
PG&E Corp. (b)	8,975	145,126
Pinnacle West Capital Corp.	577	45,721
PNM Resources, Inc.	480	23,366
Portland General Electric Co.	500	24,445
PPL Corp.	3,706	102,990
Public Service Enterprise Group, Inc.	2,545	158,935
Sempra Energy	1,658	250,623
SJW Group	180	13,703
Southwest Gas Holdings, Inc.	325	20,296
Spire, Inc.	291	20,411
Sunnova Energy International, Inc. (b)	690	10,778
The AES Corp.	3,582	86,254
The Southern Co.	5,378	374,201
The York Water Co.	128	5,722
UGI Corp.	1,205	41,886
Unitil Corp.	106	6,046
Vistra Corp.	1,751	42,024
WEC Energy Group, Inc.	1,685	159,721
Xcel Energy, Inc.	2,018	136,094
		5,762,947
Total Common Stocks (Cost $63,901,155)		208,584,957

WARRANT - 0.0% (f)
Triumph Group, Inc. (b)	58	29
Total Warrant (Cost $304)		29

RIGHT - 0.0% (f)
ABIOMED, Inc. (b)(e)	239	–
Total Right (Cost $0)		-

Total Investments at Value - 98.4% (Cost $63,901,459)		208,584,986
Other Assets in Excess of Liabilities - 1.6%		3,386,949
Net Assets - 100.0%		$211,971,935

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at March 31, 2023. The total fair value of securities on loan at March 31, 2023 was $788,082.
(d) Illiquid security. The total fair value of such securities is $8,838 as of March 31, 2023, representing 0.0% of net assets.
(e) Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2023, representing 0.0% of net assets.
(f) Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2023:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$208,584,957	$-	$-	*	$208,584,957
Warrant . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29	-	-		29
Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$208,584,986	$-	$-		$208,584,986

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks and a right that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively, as of March 31, 2023. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.